BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
AlbaCore EURO CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.96%), 5.96%,
10/18/34
(b)
..................... EUR 1,400 $ 1,229,484
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
5.78%, 10/15/30
(b)
................ 884 787,589
ARBOUR CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.11%), 7.49%,
10/15/34
(b)
..................... 700 595,723
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(c)
..................... USD 11,500 16,675
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 5.51%,
04/15/31
(b)
..................... EUR 620 524,022
BBAM European CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 6.11%), 7.49%,
10/15/34
(b)
..................... 1,400 1,206,709
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 6.19%,
07/20/31
(b)
..................... 400 347,512
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 7.77%,
08/20/35
(b)
..................... 1,000 868,129
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.68%, 02/25/34
(b)
................ 1,000 872,284
Cairn CLO XIV DAC, Series 2021-14X, Class
E, (EURIBOR 3 Month + 6.11%), 6.35%,
10/29/34
(b)
..................... 1,400 1,213,451
Capital Four CLO III DAC, Series 3X, Class
E, (EURIBOR 3 Month + 6.06%), 7.44%,
10/15/34
(b)
..................... 1,020 886,160
Contego CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.06%), 6.20%,
01/25/34
(b)
..................... 1,400 1,179,899
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (EURIBOR 3 Month + 3.15%),
5.20%, 12/15/34
(b)
................ 300 271,074
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (EURIBOR 3 Month + 6.11%),
7.49%, 10/15/34
(b)
................ 1,039 911,844
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.03%,
07/15/31
(c)
..................... USD 250 233,458
Greene King Finance plc, Series B2,  (Sterling
Overnight Index Average + 2.20%), 5.63%,
03/15/36
(b)
..................... GBP 100 90,105
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 6.95%,
10/15/31
(b)
..................... EUR 1,125 991,866
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 9.45%,
07/15/32
(b)
..................... 218 193,571
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(c)(d)
........... USD 2,000 —
Neuberger Berman Loan Advisers Euro CLO 2
DAC, Series 2021-2X, Class E, (EURIBOR
3 Month + 6.06%), 6.06%, 04/15/34
(b)
... EUR 1,223 1,061,838
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 7.56%, 07/22/34
(b)
.......... 500 436,198
OCP Euro CLO DAC
(b)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 6.38%, 01/15/32 ... 1,347 1,210,084
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 7.78%, 01/15/32 ... 900 720,256
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 7.66%,
07/18/34
(b)
..................... EUR 1,000 $ 875,758
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 7.33%,
07/16/34
(b)
..................... 613 540,060
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(c)
............ USD 2,500 19,750
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 7.40%,
07/15/35
(b)
..................... EUR 670 582,967
Total Asset-Backed Securities — 0.1%
(Cost: $36,324,667) .............................. 17,866,466
Shares
Shares
Common Stocks
Auto Components — 0.0%
Lear Corp. ....................... 1 124
Building Products — 0.0%
AZEK Co., Inc. (The), Class A
(e)
......... 14,842 301,590
Chemicals — 0.1%
Diversey Holdings Ltd.
(e)
.............. 2,080,412 8,862,555
Element Solutions, Inc. ............... 800,117 14,554,128
23,416,683
Commercial Services & Supplies — 0.0%
Freedom Institute, Inc.
(d)(e)
............. 314,534 3
Electrical Equipment — 0.1%
(e)
Ardagh Metal Packaging SA (Acquired
08/02/21, cost $21,863,306)
(f)
........ 2,223,387 10,694,492
SunPower Corp. ................... 1,369 24,683
10,719,175
Hotels, Restaurants & Leisure — 0.0%
NEW Top YK
(d)(e)(g)
.................. 33,516 1
IT Services — 0.0%
(e)
Block, Inc., Class A
(h)
................ 53,398 3,355,530
Twilio, Inc., Class A ................. 26,405 1,292,789
4,648,319
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(e)
.... 1,253,607 1,316,287
Metals & Mining — 0.1%
Constellium SE, Class A
(e)
............. 1,740,611 20,591,428
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy, Inc. ................ 53,923 8,086,293
Chesapeake Energy Corp. ............ 232,836 21,972,733
KCAD Holdings I Ltd.
(d)(e)
.............. 4,067,849,248 40,679
30,099,705
Road & Rail — 0.0%
Uber Technologies, Inc.
(e)
............. 175,084 4,329,827
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(e)
........ 171 2,746
Software — 0.1%
Informatica, Inc., Class A
(e)
............ 609,758 9,932,958
Total Common Stocks — 0.6%
(Cost: $154,938,005) ............................. 105,358,846

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 4.3%
Boeing Co. (The)
5.15%, 05/01/30 ................. USD 54,922 $ 53,584,060
3.63%, 02/01/31 ................. 7,751 6,791,170
5.81%, 05/01/50 ................. 39,400 36,530,728
5.93%, 05/01/60 ................. 30,162 27,475,900
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. 4,006 3,967,198
7.13%, 06/15/26 ................. 66,598 64,614,335
7.88%, 04/15/27 ................. 46,207 44,819,674
6.00%, 02/15/28 ................. 33,361 30,849,584
7.45%, 05/01/34 ................. 3,949 3,949,000
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 13,804 12,406,345
4.13%, 04/15/29 ................. 13,854 12,124,980
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
18,776 15,349,380
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 505 499,364
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 3,874 3,516,148
Rolls-Royce plc, 5.75%, 10/15/27
(c)
...... 43,527 41,459,467
Spirit AeroSystems, Inc.
(c)
7.50%, 04/15/25 ................. 10,650 10,523,904
9.38%, 11/30/29 ................. 29,561 31,118,865
TransDigm, Inc.
8.00%, 12/15/25
(c)
................ 14,792 15,010,774
6.25%, 03/15/26
(c)
................ 298,059 293,942,805
6.38%, 06/15/26 ................. 961 935,010
7.50%, 03/15/27 ................. 7,602 7,521,474
5.50%, 11/15/27 ................. 4,597 4,316,813
4.63%, 01/15/29 ................. 33,008 29,022,944
4.88%, 05/01/29 ................. 17,926 15,635,953
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 31,077 31,620,848
797,586,723
Airlines — 1.8%
Air Canada, 3.88%, 08/15/26
(c)
......... 14,848 13,151,359
Air France-KLM
(b)
(EURIBOR ICE Swap Rate 3 Year +
13.00%), 6.50%
(a)(i)(j)
............. EUR 1,400 1,473,616
3.88%, 07/01/26 ................. 1,700 1,628,253
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... USD 7,238 6,884,509
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 61,088 65,522,943
5.50%, 04/20/26 ................. 7,215 6,937,863
5.75%, 04/20/29 ................. 53,579 48,968,860
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 ................. 4,682 4,784,727
4.75%, 10/20/28 ................. 3,984 3,744,680
Deutsche Lufthansa AG
(b)
2.88%, 02/11/25 ................. EUR 300 301,867
3.75%, 02/11/28 ................. 2,800 2,660,068
3.50%, 07/14/29 ................. 2,400 2,174,007
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... USD 11,982 10,843,614
International Consolidated Airlines Group SA
(b)
2.75%, 03/25/25 ................. EUR 1,200 1,169,339
1.13%, 05/18/28
(i)
................ 3,100 2,428,621
3.75%, 03/25/29 ................. 1,600 1,310,231
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
USD 47,037 46,764,303
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 13,330 13,392,788
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 3,368 3,204,304
Series 2020-1, Class A, 5.88%, 10/15/27 33,183 32,716,311
Security
Par (000)
Par (000) Value
Airlines (continued)
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. USD 30,951 $ 28,689,286
4.63%, 04/15/29 ................. 38,384 33,420,784
332,172,333
Auto Components — 1.6%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(b)
EUR 1,700 1,736,358
Clarios Global LP
6.75%, 05/15/25
(c)
................ USD 18,857 18,900,587
4.38%, 05/15/26
(b)
................ EUR 2,700 2,667,177
6.25%, 05/15/26
(c)
................ USD 39,640 38,748,185
8.50%, 05/15/27
(c)
................ 149,681 146,162,972
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(b)
.................... EUR 1,000 817,503
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... USD 7,494 6,593,771
Faurecia SE
(b)
7.25%, 06/15/26 ................. EUR 1,475 1,589,034
2.75%, 02/15/27 ................. 1,800 1,621,218
3.75%, 06/15/28 ................. 1,579 1,433,324
Gestamp Automocion SA, 3.25%, 04/30/26
(b)
167 168,483
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. USD 4,574 4,699,796
5.00%, 07/15/29 ................. 7,783 6,492,186
5.63%, 04/30/33 ................. 2,655 2,167,280
Grupo Antolin-Irausa SA
(b)
3.38%, 04/30/26 ................. EUR 443 384,110
3.50%, 04/30/28 ................. 2,196 1,659,924
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 7,437 7,130,232
6.25%, 05/15/26 ................. 9,496 9,124,669
5.25%, 05/15/27 ................. 38,134 34,915,491
4.38%, 02/01/29 ................. 14,300 12,092,795
IHO Verwaltungs GmbH, 3.88%, (3.88% Cash
or 4.63% PIK), 05/15/27
(a)(b)(k)
........ EUR 1,911 1,720,886
ZF Europe Finance BV, 2.50%, 10/23/27
(b)
.. 2,100 1,849,834
ZF Finance GmbH, 2.00%, 05/06/27
(b)
.... 1,200 1,047,157
303,722,972
Automobiles — 0.4%
Ford Motor Co.
3.25%, 02/12/32 ................. USD 34,897 26,170,716
6.10%, 08/19/32 ................. 11,527 10,643,542
General Motors Co.
5.40%, 10/15/29 ................. 9,569 9,131,675
5.60%, 10/15/32 ................. 6,786 6,304,169
5.20%, 04/01/45 ................. 5,457 4,435,288
5.40%, 04/01/48 ................. 10,582 8,648,923
5.95%, 04/01/49 ................. 7,224 6,295,820
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(c)
................ 400 368,000
6.88%, 11/15/26
(b)
................ EUR 1,000 947,348
5.88%, 01/15/28
(c)
................ USD 400 304,180
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(b)
......... EUR 7,100 6,753,229
Renault SA, 2.38%, 05/25/26
(b)
......... 1,400 1,346,186
Volvo Car AB, 2.50%, 10/07/27
(b)
....... 1,051 989,131
82,338,207
Banks — 1.0%
AIB Group plc, (EUR Swap Annual 5 Year +
5.70%), 5.25%
(a)(b)(j)
.............. 3,058 3,002,016
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.04%), 6.00%
(a)(b)(j)
600 624,266
Banco BPM SpA
(a)(b)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... 882 912,722

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 3.17%),
2.88%, 06/29/31 ............... EUR 1,950 $ 1,727,347
(EUR Swap Annual 5 Year + 3.40%),
3.38%, 01/19/32 ............... 425 377,601
Banco de Sabadell SA
(a)(b)
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 900 858,008
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 1,700 1,579,556
Banco Espirito Santo SA
(b)(e)(l)
2.63%, 05/08/17 ................. 10,400 1,335,922
4.75%, 01/15/18 ................. 12,300 1,579,984
4.00%, 01/21/23 ................. 12,000 1,541,448
Banco Santander SA, (EUR Swap Annual 5
Year + 4.53%), 4.38%
(a)(b)(j)
.......... 800 726,793
Bank of America Corp., (SOFR 1 Day + 1.99%),
6.20%, 11/10/28
(a)
............... USD 24,030 24,810,295
Bank of Cyprus PCL, (EUR Swap Annual 1
Year + 2.79%), 2.50%, 06/24/27
(a)(b)
.... EUR 800 701,256
Bank of Ireland Group plc, (EUR Swap Annual
5 Year + 4.15%), 6.75%, 03/01/33
(a)(b)
... 325 345,691
Barclays plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(j)
.................... USD 800 730,000
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.38%
(a)(b)(j)
GBP 600 663,693
5.20%, 05/12/26 ................. USD 7,800 7,585,465
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(j)
.................... 7,990 6,092,375
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%
(a)(j)
.................... 13,220 12,360,700
BNP Paribas SA, (EUR Swap Annual 5 Year +
4.65%), 6.88%
(a)(b)(j)
.............. EUR 2,800 2,959,794
CaixaBank SA
(a)(b)(j)
(EUR Swap Annual 5 Year + 6.22%), 6.38% 600 625,357
(EUR Swap Annual 5 Year + 6.50%), 6.75% 400 417,154
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.13%
(a)(b)(j)
............. 2,400 2,383,027
Credit Agricole SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.24%), 4.75%
(a)(c)(j)
.............. USD 13,270 10,634,811
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ..................... 23,131 22,240,077
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 5.40%
(a)(j)
.......... 2,720 1,876,800
HSBC Holdings plc
(a)
(SOFR 1 Day + 3.35%), 7.39%, 11/03/28 15,560 16,352,788
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(j)
..................... 6,310 4,909,075
ING Groep NV, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.34%),
5.75%
(a)(j)
.................... 1,105 980,560
Intesa Sanpaolo SpA
5.71%, 01/15/26
(c)
................ 4,290 4,122,689
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(b)(j)
................... EUR 1,083 1,116,751
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(b)(j)
................... 500 458,656
5.15%, 06/10/30
(b)
................ GBP 1,400 1,377,093
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(b)(j)
................... EUR 925 795,084
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(c)
............. USD 10,505 $ 7,718,107
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(c)
............. 7,665 4,922,070
JPMorgan Chase & Co., (SOFR 1 Day +
2.58%), 5.72%, 09/14/33
(a)
.......... 11,894 11,609,180
PNC Financial Services Group, Inc. (The),
(SOFR Index + 2.14%), 6.04%, 10/28/33
(a)
10,652 11,089,794
Toronto-Dominion Bank (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.08%), 8.13%, 10/31/82
(a)
..... 17,807 18,519,280
UniCredit SpA
(a)(b)
(EUR Swap Annual 5 Year + 6.39%),
6.63%
(j)
..................... EUR 1,400 1,447,527
(EURIBOR ICE Swap Rate 5 Year +
7.33%), 7.50%
(j)
............... 600 623,817
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 1,000 899,223
195,633,852
Biotechnology — 0.0%
Cidron Aida Finco SARL
(b)
5.00%, 04/01/28 ................. 2,708 2,471,209
6.25%, 04/01/28 ................. GBP 1,624 1,590,301
4,061,510
Building Products — 0.8%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. USD 11,888 11,085,560
6.38%, 06/15/30 ................. 31,057 30,176,845
Builders FirstSource, Inc., 4.25%, 02/01/32
(c)
1,889 1,531,465
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 10,901 10,003,085
HT Troplast GmbH, 9.25%, 07/15/25
(b)
.... EUR 1,071 1,039,717
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... USD 3,204 2,939,670
JELD-WEN, Inc., 6.25%, 05/15/25
(c)
..... 9,275 8,675,320
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 1,189 1,099,361
3.50%, 02/15/30 ................. 7,398 5,984,436
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 5,389 4,785,274
9.75%, 07/15/28 ................. 9,352 8,640,684
PCF GmbH, 4.75%, 04/15/26
(b)
........ EUR 1,203 1,063,682
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(c)
.................... USD 32,001 28,631,295
Standard Industries, Inc.
2.25%, 11/21/26
(b)
................ EUR 1,232 1,120,983
5.00%, 02/15/27
(c)
................ USD 2,165 1,997,717
4.75%, 01/15/28
(c)
................ 1,492 1,342,636
4.38%, 07/15/30
(c)
................ 23,560 19,199,623
3.38%, 01/15/31
(c)
................ 7,274 5,473,709
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 9,608 8,945,288
153,736,350
Capital Markets — 0.9%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 9,264 9,310,320
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
8,343 6,884,921
Blackstone Holdings Finance Co. LLC
(c)
5.90%, 11/03/27 ................. 16,810 16,935,863
6.20%, 04/22/33 ................. 19,071 19,223,693
Blackstone Private Credit Fund
7.05%, 09/29/25
(c)
................ 5,372 5,329,411
3.25%, 03/15/27 ................. 5,766 4,854,750

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Codere New Holdco SA
7.50%, 11/30/27
(c)
................ EUR 964 $ 459,339
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... USD 11,295 9,666,159
Credit Suisse Group AG, (USD Swap Semi 5
Year + 3.46%), 6.25%
(a)(c)(j)
.......... 4,949 3,867,792
Deutsche Bank AG
(a)(b)
(EURIBOR ICE Swap Rate 5 Year +
6.94%), 10.00%
(j)
............... EUR 600 663,762
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(j)
..................... 400 373,872
(EURIBOR ICE Swap Rate 5 Year +
3.30%), 4.00%, 06/24/32 ......... 1,800 1,704,737
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... USD 1,189 1,071,647
Kane Bidco Ltd.
(b)
5.00%, 02/15/27 ................. EUR 871 797,199
6.50%, 02/15/27 ................. GBP 713 715,445
Lehman Brothers Holdings, Inc.
5.38%, 10/17/12
(e)(l)
............... EUR 4,550 21,917
4.75%, 01/16/14
(e)(l)
............... 14,545 70,064
(EURIBOR 3 Month + 0.30%), 0.00%,
02/05/14
(a)(e)(l)
................. 22,800 109,828
0.00%, 12/31/49 ................. USD 1,000 3,500
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 5,288 4,395,650
3.88%, 02/15/31 ................. 7,719 6,417,769
3.63%, 11/01/31 ................. 2,120 1,753,198
3.25%, 08/15/33 ................. 7,343 5,670,694
Northern Trust Corp., 6.13%, 11/02/32 .... 13,930 14,688,380
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 11,862 10,959,418
4.25%, 01/15/26 ................. 927 851,003
3.40%, 07/15/26 ................. 3,430 2,994,929
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 10,277 9,962,558
3.13%, 09/23/26 ................. 4,472 3,805,506
7.75%, 09/16/27
(c)
................ 20,688 20,621,063
Sherwood Financing plc, 6.00%, 11/15/26
(b)
. GBP 313 291,369
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.31%),
4.38%
(a)(c)(j)
................... USD 13,275 10,085,796
174,561,552
Chemicals — 2.1%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 15,380 12,292,785
Avient Corp., 7.13%, 08/01/30
(c)
........ 10,568 10,330,557
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(b)
............... EUR 2,712 2,774,803
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. USD 17,075 15,784,130
3.38%, 02/15/29 ................. 18,616 15,361,275
Celanese US Holdings LLC, 6.17%, 07/15/27 11,945 11,781,667
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 4,396 3,948,619
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 33,954 27,248,085
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 88,381 75,123,850
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
.................... EUR 1,661 1,409,779
Gates Global LLC, 6.25%, 01/15/26
(c)
..... USD 22,177 21,400,805
HB Fuller Co., 4.25%, 10/15/28 ........ 8,667 7,670,295
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 25,361 18,955,065
Herens Midco SARL, 5.25%, 05/15/29
(b)
... EUR 1,743 1,288,622
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... USD 30,982 25,938,949
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 5,329 4,582,222
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(c)
16,476 11,533,200
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 7,540 6,228,879
Security
Par (000)
Par (000) Value
Chemicals (continued)
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
USD 8,620 $ 7,676,972
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(b)
EUR 2,293 2,353,051
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. USD 1,606 1,553,799
Olympus Water US Holding Corp., 3.88%,
10/01/28
(b)
.................... EUR 497 430,015
SCIL IV LLC, 5.38%, 11/01/26
(c)
........ USD 12,785 10,835,287
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 9,152 6,991,590
4.38%, 02/01/32 ................. 1,779 1,340,832
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 36,881 30,242,420
Synthomer plc, 3.88%, 07/01/25
(b)
....... EUR 568 555,129
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. USD 9,077 8,043,402
5.63%, 08/15/29 ................. 65,079 52,536,324
396,212,408
Commercial Services & Supplies — 3.0%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 5,578 4,743,844
4.88%, 07/15/32 ................. 3,543 3,010,944
Allied Universal Holdco LLC
6.63%, 07/15/26
(c)
................ 73,818 67,543,470
9.75%, 07/15/27
(c)
................ 28,942 25,179,540
3.63%, 06/01/28
(b)
................ EUR 920 779,086
4.63%, 06/01/28
(c)
................ USD 71,842 58,795,352
4.88%, 06/01/28
(b)
................ GBP 827 782,845
6.00%, 06/01/29
(c)
................ USD 56,202 40,789,143
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 12,124 10,048,614
4.75%, 10/15/29 ................. 6,702 5,809,666
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 9,209 8,864,123
5.75%, 07/15/29 ................. 14,584 12,078,277
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 1,361 1,328,046
6.38%, 05/01/25 ................. 15,132 14,946,027
5.00%, 02/01/28 ................. 30,126 28,105,600
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 1,038 1,019,138
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 8,229 7,796,977
5.13%, 07/15/29 ................. 4,198 3,893,443
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 6,910 5,661,156
5.00%, 09/01/30 ................. 4,765 3,847,918
Garda World Security Corp., 4.63%, 02/15/27
(c)
6,371 5,625,466
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 5,193 4,960,336
3.75%, 08/01/25 ................. 5,429 5,130,405
5.13%, 12/15/26 ................. 23,593 22,562,164
4.00%, 08/01/28 ................. 24,770 21,178,350
3.50%, 09/01/28 ................. 1,057 929,275
4.75%, 06/15/29 ................. 28,234 24,711,808
4.38%, 08/15/29 ................. 11,444 9,698,218
Iliad Holding SASU, 7.00%, 10/15/28
(c)
.... 36,512 32,999,182
Intrum AB
(b)
3.13%, 07/15/24 ................. EUR 521 534,116
4.88%, 08/15/25 ................. 1,446 1,403,300
3.50%, 07/15/26 ................. 1,654 1,480,601
9.25%, 03/15/28 ................. 1,025 1,083,496
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... USD 7,421 6,604,690
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 12,206 8,365,978
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 12,750 12,016,875
Paprec Holding SA, 3.50%, 07/01/28
(b)
.... EUR 1,240 1,143,134

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. USD 11,751 $ 11,310,337
6.25%, 01/15/28 ................. 28,068 25,546,371
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(c)
.................... 4,373 4,296,472
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 9,877 8,617,683
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
............... EUR 2,110 2,118,413
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(b)
............... 600 588,480
Verisure Holding AB
(b)
3.88%, 07/15/26 ................. 1,425 1,376,690
3.25%, 02/15/27 ................. 2,381 2,200,175
9.25%, 10/15/27 ................. 287 320,857
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... USD 55,206 48,752,419
570,578,500
Communications Equipment — 0.8%
Ciena Corp., 4.00%, 01/31/30
(c)
........ 6,784 5,970,666
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 40,136 36,523,760
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 8,889 8,203,569
8.25%, 03/01/27 ................. 6,543 5,070,825
7.13%, 07/01/28 ................. 12,951 9,258,266
4.75%, 09/01/29 ................. 34,882 28,121,869
Nokia OYJ, 6.63%, 05/15/39 .......... 7,083 6,722,910
Viasat, Inc.
(c)
5.63%, 09/15/25 ................. 15,404 14,291,640
6.50%, 07/15/28 ................. 9,653 7,241,901
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 23,097 19,411,978
140,817,384
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29
(c)
........ 23,523 20,398,689
Cellnex Finance Co. SA
(b)
1.00%, 09/15/27 ................. EUR 500 445,239
1.50%, 06/08/28 ................. 1,000 889,109
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
.. USD 6,838 5,951,757
Heathrow Finance plc, 4.12%, 09/01/29
(b)(m)
. GBP 1,042 938,496
MasTec, Inc., 4.50%, 08/15/28
(c)
........ USD 10,365 9,283,823
37,907,113
Consumer Finance — 1.4%
American Express Co., 5.85%, 11/05/27 ... 7,530 7,838,960
Discover Financial Services, 6.70%, 11/29/32 4,950 5,031,559
Encore Capital Group, Inc.
(b)
4.88%, 10/15/25 ................. EUR 532 533,158
5.38%, 02/15/26 ................. GBP 1,000 1,080,801
4.25%, 06/01/28 ................. 2,373 2,201,834
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. USD 1,844 1,793,341
5.58%, 03/18/24 ................. 3,500 3,453,975
3.66%, 09/08/24 ................. 13,142 12,521,172
4.54%, 03/06/25 ................. GBP 800 918,692
4.69%, 06/09/25 ................. USD 4,049 3,852,487
5.13%, 06/16/25 ................. 13,706 13,176,148
4.13%, 08/04/25 ................. 8,979 8,404,257
3.38%, 11/13/25 ................. 6,710 6,065,926
4.39%, 01/08/26 ................. 11,887 11,072,265
2.70%, 08/10/26 ................. 17,658 15,334,207
4.27%, 01/09/27 ................. 5,580 5,046,989
4.95%, 05/28/27 ................. 15,531 14,488,870
4.13%, 08/17/27 ................. 7,624 6,823,480
3.82%, 11/02/27 ................. 2,510 2,206,014
2.90%, 02/16/28 ................. 13,400 11,067,315
2.90%, 02/10/29 ................. 3,367 2,689,425
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.11%, 05/03/29 ................. USD 9,269 $ 8,393,497
4.00%, 11/13/30 ................. 10,572 8,677,921
3.63%, 06/17/31 ................. 15,218 11,954,623
Global Aircraft Leasing Co. Ltd.
(c)(k)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(a)
............... 12,476 10,604,983
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 7,772 6,436,994
Lincoln Financing SARL, 3.63%, 04/01/24
(b)
. EUR 700 738,075
Navient Corp.
7.25%, 09/25/23 ................. USD 126 125,898
6.13%, 03/25/24 ................. 477 467,278
5.88%, 10/25/24 ................. 1,709 1,653,543
5.50%, 03/15/29 ................. 9,905 8,082,483
OneMain Finance Corp.
6.88%, 03/15/25 ................. 12,733 12,232,275
7.13%, 03/15/26 ................. 11,885 11,301,209
3.50%, 01/15/27 ................. 6,747 5,586,314
6.63%, 01/15/28 ................. 8,223 7,571,985
5.38%, 11/15/29 ................. 5,179 4,235,907
4.00%, 09/15/30 ................. 13,709 10,228,828
SLM Corp., 3.13%, 11/02/26 .......... 9,715 8,262,120
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
8,629 6,918,948
259,073,756
Containers & Packaging — 1.9%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 45,514 31,656,615
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 24,128 23,619,990
3.25%, 09/01/28
(c)
................ 1,840 1,562,979
3.00%, 09/01/29
(b)
................ EUR 5,584 4,363,497
4.00%, 09/01/29
(c)
................ USD 88,516 70,151,346
Ardagh Packaging Finance plc
(b)
2.13%, 08/15/26 ................. EUR 1,360 1,213,551
4.75%, 07/15/27 ................. GBP 264 219,056
Ball Corp.
2.88%, 08/15/30 ................. USD 2,121 1,692,813
3.13%, 09/15/31 ................. 20,217 16,236,879
Canpack SA, 3.13%, 11/01/25
(c)
........ 7,284 6,339,356
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 36,056 34,280,258
8.75%, 04/15/30 ................. 32,122 27,495,518
Crown Americas LLC
4.75%, 02/01/26 ................. 69 66,982
4.25%, 09/30/26 ................. 5,032 4,798,414
5.25%, 04/01/30
(c)
................ 942 890,680
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,005 1,034,658
Fiber Bidco Spa, 11.00%, 10/25/27
(b)
..... EUR 921 1,042,671
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ USD 2,203 2,073,574
3.50%, 03/15/28
(c)
................ 519 451,692
2.63%, 02/01/29
(b)
................ EUR 4,253 3,983,982
3.50%, 03/01/29
(c)
................ USD 1,083 922,746
Kleopatra Finco SARL, 4.25%, 03/01/26
(b)
.. EUR 2,422 2,014,422
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(b)
320 187,117
LABL, Inc., 5.88%, 11/01/28
(c)
......... USD 13,947 12,151,603
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 14,665 14,259,471
OI European Group BV, 2.88%, 02/15/25
(b)
. EUR 1,584 1,627,769
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... USD 3,065 2,780,375
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 2,237 2,069,577
Trivium Packaging Finance BV
(c)(m)
5.50%, 08/15/26 ................. 26,896 24,661,900
8.50%, 08/15/27 ................. 68,836 63,158,745

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Verallia SA, 1.88%, 11/10/31
(b)
......... EUR 700 $ 581,918
357,590,154
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. USD 222 198,068
3.88%, 11/15/29 ................. 14,250 11,648,663
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 9,361 8,394,757
Resideo Funding, Inc., 4.00%, 09/01/29 ... 3,756 3,036,914
23,278,402
Diversified Consumer Services — 0.5%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 2,623 2,577,360
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 7,670 6,438,833
Rekeep SpA, 7.25%, 02/01/26
(b)
........ EUR 1,502 1,336,462
Service Corp. International
5.13%, 06/01/29 ................. USD 1,427 1,337,848
3.38%, 08/15/30 ................. 5,789 4,705,918
4.00%, 05/15/31 ................. 21,376 18,003,418
Sotheby's
(c)
7.38%, 10/15/27 ................. 42,489 39,838,936
5.88%, 06/01/29 ................. 22,050 18,515,390
92,754,165
Diversified Financial Services — 0.9%
doValue SpA, 3.38%, 07/31/26
(b)
........ EUR 624 585,655
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 ................. 2,408 2,055,026
7.75%, 11/01/25 ................. GBP 1,954 1,835,432
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. USD 18,935 15,445,847
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(c)
.................... 8,096 6,315,690
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 14,920 14,862,214
7.38%, 09/01/25 ................. 9,253 8,892,503
11.25%, 12/15/27 ................ 5,442 5,603,764
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 29,404 27,780,605
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 90,159 88,329,674
171,706,410
Diversified Telecommunication Services — 5.5%
Altice France Holding SA, 10.50%, 05/15/27
(c)
77,246 58,900,075
Altice France SA
5.88%, 02/01/27
(b)
................ EUR 4,100 3,817,681
8.13%, 02/01/27
(c)
................ USD 19,703 17,947,069
5.13%, 01/15/29
(c)
................ 10,979 8,255,231
5.13%, 07/15/29
(c)
................ 40,134 30,090,193
5.50%, 10/15/29
(c)
................ 18,553 14,147,219
British Telecommunications plc
(a)(c)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ............... 840 702,727
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ............... 1,628 1,280,736
CCO Holdings LLC
5.13%, 05/01/27
(c)
................ 13,765 12,829,943
5.00%, 02/01/28
(c)
................ 22,257 20,209,133
5.38%, 06/01/29
(c)
................ 10,358 9,366,429
6.38%, 09/01/29
(c)
................ 42,039 39,505,730
4.75%, 03/01/30
(c)
................ 20,494 17,674,333
4.50%, 08/15/30
(c)
................ 14,375 11,875,978
4.25%, 02/01/31
(c)
................ 43,526 34,912,858
4.75%, 02/01/32
(c)
................ 49,708 40,298,276
4.50%, 05/01/32 ................. 16,534 13,161,064
4.50%, 06/01/33
(c)
................ 15,251 11,701,025
4.25%, 01/15/34
(c)
................ 47,959 35,395,900
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Cellnex Telecom SA
(b)
0.50%, 07/05/28
(i)
................ EUR 700 $ 740,644
1.75%, 10/23/30 ................. 400 331,540
0.75%, 11/20/31
(i)
................ 11,600 8,951,546
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... USD 20,683 16,071,947
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 11,716 10,879,126
5.00%, 05/01/28 ................. 32,017 27,919,464
6.75%, 05/01/29 ................. 26,445 21,876,891
6.00%, 01/15/30 ................. 12,109 9,512,501
8.75%, 05/15/30 ................. 42,631 43,345,049
Iliad Holding SASU
6.50%, 10/15/26
(c)
................ 50,692 47,014,490
5.63%, 10/15/28
(b)
................ EUR 1,140 1,103,737
Iliad SA
(b)
1.50%, 10/14/24 ................. 500 506,853
2.38%, 06/17/26 ................. 500 481,252
5.38%, 06/14/27 ................. 2,600 2,760,904
1.88%, 02/11/28 ................. 400 352,041
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
357 323,873
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. USD 30,415 25,700,232
4.63%, 09/15/27 ................. 7,389 6,151,342
4.25%, 07/01/28 ................. 16,740 13,186,098
3.63%, 01/15/29 ................. 16,391 12,002,163
3.75%, 07/15/29 ................. 9,195 6,614,609
3.88%, 11/15/29 ................. 2,379 1,877,353
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 3,142 3,001,793
Lumen Technologies, Inc.
(c)
4.00%, 02/15/27 ................. USD 54,569 46,244,636
4.50%, 01/15/29 ................. 22,816 15,747,875
5.38%, 06/15/29 ................. 3,954 2,846,614
Quebecor Media, Inc., 5.75%, 01/15/23 ... 1,537 1,533,327
RCS & RDS SA
(b)
2.50%, 02/05/25 ................. EUR 1,800 1,745,931
3.25%, 02/05/28 ................. 100 85,154
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... USD 2,250 2,078,437
Sprint Capital Corp.
6.88%, 11/15/28 ................. 66,555 69,080,096
8.75%, 03/15/32 ................. 73,188 87,101,039
TDC Holding A/S, 6.88%, 02/23/23
(b)(m)
.... GBP 1,400 1,684,067
Telecom Italia Capital SA
6.38%, 11/15/33 ................. USD 11,703 9,574,107
6.00%, 09/30/34 ................. 10,437 7,887,241
7.20%, 07/18/36 ................. 8,014 6,506,567
7.72%, 06/04/38 ................. 8,383 6,957,890
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 1,762 1,984,212
Telecom Italia SpA
4.00%, 04/11/24
(b)
................ 1,664 1,732,245
5.30%, 05/30/24
(c)
................ USD 1,907 1,806,768
2.75%, 04/15/25
(b)
................ EUR 1,013 1,003,045
3.00%, 09/30/25
(b)
................ 1,000 991,108
3.63%, 05/25/26
(b)
................ 1,900 1,896,977
1.63%, 01/18/29
(b)
................ 4,243 3,450,805
Vantage Towers AG
(b)
0.00%, 03/31/25 ................. 400 407,713
0.38%, 03/31/27 ................. 400 396,709
Virgin Media Finance plc, 3.75%, 07/15/30
(b)
1,533 1,254,380
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
................ GBP 300 310,096
4.50%, 08/15/30
(c)
................ USD 1,160 969,093
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 51,966 38,380,528

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.13%, 03/01/28 ................. USD 117,544 $ 66,656,692
1,023,090,400
Electric Utilities — 0.7%
Edison International
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(j)
.................... 8,330 6,963,460
6.95%, 11/15/29 ................. 5,710 5,962,846
EDP - Energias de Portugal SA, (EUR Swap
Annual 5 Year + 2.38%), 1.88%, 08/02/81
(a)(b)
EUR 900 821,303
FirstEnergy Corp.
2.65%, 03/01/30 ................. USD 1,913 1,559,745
Series B, 2.25%, 09/01/30 .......... 1,684 1,336,591
Series C, 3.40%, 03/01/50 .......... 41,180 27,170,564
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 34,081 31,703,031
4.55%, 04/01/49 ................. 16,133 13,053,992
Naturgy Finance BV, (EUR Swap Annual 5 Year
+ 2.44%), 2.37%
(a)(b)(j)
............. EUR 2,100 1,948,366
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... USD 106 98,548
NRG Energy, Inc.
6.63%, 01/15/27 ................. 3,000 2,974,650
5.75%, 01/15/28 ................. 4,954 4,650,171
5.25%, 06/15/29
(c)
................ 2,059 1,817,562
3.63%, 02/15/31
(c)
................ 11,323 8,607,717
3.88%, 02/15/32
(c)
................ 72 54,075
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 12,025 10,782,030
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ................. 1,206 1,161,881
5.00%, 07/31/27 ................. 1,206 1,119,281
4.38%, 05/01/29 ................. 4,609 3,971,192
125,757,005
Electrical Equipment — 0.3%
Orano SA, 3.38%, 04/23/26
(b)
......... EUR 100 104,138
Sensata Technologies BV
(c)
5.63%, 11/01/24 ................. USD 2,862 2,834,468
5.00%, 10/01/25 ................. 2,784 2,718,885
4.00%, 04/15/29 ................. 4,683 4,039,087
5.88%, 09/01/30 ................. 15,275 14,476,505
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 37,276 31,684,600
55,857,683
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC
3.28%, 12/01/28 ................. 7,732 6,619,829
3.25%, 02/15/29 ................. 17,119 14,580,081
Coherent Corp., 5.00%, 12/15/29
(c)
...... 26,678 23,007,908
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 37,572 32,706,596
3.75%, 02/15/31 ................. 14,268 11,737,427
88,651,841
Energy Equipment & Services — 1.2%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 2,411 2,301,696
6.25%, 04/01/28 ................. 56,516 51,712,821
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 14,913 14,871,915
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 8,865 8,354,367
7.50%, 01/15/28 ................. 14,435 13,206,525
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 21,407 20,413,929
7.38%, 05/15/27
(c)
................ 32,799 31,772,219
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 703 654,498
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Saipem Finance International BV, 3.38%,
07/15/26
(b)
.................... EUR 1,000 $ 972,183
Tervita Corp., 11.00%, 12/01/25
(c)
....... USD 5,460 5,869,874
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 6,899 6,916,247
USA Compression Partners LP
6.88%, 04/01/26 ................. 28,021 26,880,265
6.88%, 09/01/27 ................. 8,375 7,830,627
Vallourec SA, 8.50%, 06/30/26
(b)
........ EUR 896 940,303
Weatherford International Ltd.
(c)
11.00%, 12/01/24 ................ USD 528 538,583
6.50%, 09/15/28 ................. 13,043 12,786,053
8.63%, 04/30/30 ................. 19,623 18,844,128
224,866,233
Entertainment — 1.3%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
.................... 49,587 28,750,391
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 ................. 1,420 1,374,907
6.50%, 05/15/27 ................. 72,168 70,620,011
4.75%, 10/15/27 ................. 18,332 16,321,438
3.75%, 01/15/28 ................. 8,973 7,645,691
Netflix, Inc.
4.63%, 05/15/29 ................. EUR 1,930 2,021,716
3.63%, 06/15/30
(b)
................ 1,427 1,400,747
Odeon Finco plc, 12.75%, 11/01/27
(c)
..... USD 3,721 3,237,270
Pinewood Finance Co. Ltd., 3.63%, 11/15/27
(b)
GBP 560 594,078
Warnermedia Holdings, Inc.
(c)
5.14%, 03/15/52 ................. USD 106,704 77,570,225
5.39%, 03/15/62 ................. 40,099 29,272,821
WMG Acquisition Corp.
3.88%, 07/15/30
(c)
................ 1,633 1,406,583
2.25%, 08/15/31
(b)
................ EUR 1,557 1,301,919
241,517,797
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.
2.70%, 04/15/31 ................. USD 5,198 4,230,930
4.05%, 03/15/32 ................. 20,709 18,468,203
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 8,746 7,310,041
Crown Castle, Inc., 4.30%, 02/15/29 ..... 12,960 12,238,639
Digital Realty Trust LP, 5.55%, 01/15/28 ... 6,680 6,724,165
Equinix, Inc.
3.20%, 11/18/29 ................. 13,044 11,353,775
3.90%, 04/15/32 ................. 10,207 9,068,340
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 5,881 4,863,099
GLP Capital LP, 3.25%, 01/15/32 ....... 18,263 14,599,165
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 8,300 7,211,040
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 8,378 6,959,609
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
... GBP 3,232 3,605,808
Iron Mountain, Inc.
(c)
5.00%, 07/15/28 ................. USD 1,880 1,688,579
5.25%, 07/15/30 ................. 5,499 4,778,631
5.63%, 07/15/32 ................. 7,771 6,734,474
MPT Operating Partnership LP
2.55%, 12/05/23 ................. GBP 690 792,467
3.33%, 03/24/25 ................. EUR 1,674 1,613,102
0.99%, 10/15/26 ................. 992 805,186
4.63%, 08/01/29 ................. USD 38,369 29,259,610
3.50%, 03/15/31 ................. 61,356 42,058,531
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 27,605 24,982,835
4.50%, 02/15/29
(c)
................ 6,509 5,614,621

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. USD 4,645 $ 4,136,783
4.00%, 09/15/29 ................. 4,143 3,358,588
SBA Communications Corp.
3.88%, 02/15/27 ................. 43,348 39,165,503
3.13%, 02/01/29 ................. 36,293 30,177,267
Uniti Group LP, 4.75%, 04/15/28
(c)
....... 4,451 3,560,800
VICI Properties LP
5.63%, 05/01/24
(c)
................ 3,086 3,055,942
3.50%, 02/15/25
(c)
................ 6,210 5,854,974
4.63%, 06/15/25
(c)
................ 2,625 2,516,719
4.50%, 09/01/26
(c)
................ 643 605,113
4.25%, 12/01/26
(c)
................ 7,859 7,331,847
4.50%, 01/15/28
(c)
................ 3,828 3,512,676
4.75%, 02/15/28 ................. 2,496 2,367,875
3.88%, 02/15/29
(c)
................ 2,854 2,501,343
4.63%, 12/01/29
(c)
................ 37,231 33,880,210
4.95%, 02/15/30 ................. 14,931 14,213,078
4.13%, 08/15/30
(c)
................ 15,110 13,223,743
5.63%, 05/15/52 ................. 21,699 19,194,285
413,617,596
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 ................. 14,847 13,541,279
4.63%, 01/15/27 ................. 19,540 18,150,120
5.88%, 02/15/28 ................. 3,944 3,749,482
3.50%, 03/15/29 ................. 9,367 7,858,819
4.88%, 02/15/30 ................. 11,190 9,986,628
Bellis Acquisition Co. plc
(b)
3.25%, 02/16/26 ................. GBP 1,500 1,472,501
4.50%, 02/16/26 ................. 2,726 2,754,355
Casino Guichard Perrachon SA
(b)
(EURIBOR ICE Swap Rate 5 Year +
3.82%), 3.99%
(a)(j)
.............. EUR 1,600 298,459
3.58%, 02/07/25
(m)
............... 1,400 998,087
6.63%, 01/15/26 ................. 600 345,220
Iceland Bondco plc, 4.63%, 03/15/25
(b)
.... GBP 240 240,533
Ocado Group plc, 3.88%, 10/08/26
(b)
..... 1,848 1,720,287
Performance Food Group, Inc.
(c)
5.50%, 10/15/27 ................. USD 2,942 2,774,792
4.25%, 08/01/29 ................. 28,973 25,108,581
Picard Groupe SAS, 3.88%, 07/01/26
(b)
... EUR 500 455,509
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 5,464 5,249,948
US Foods, Inc.
(c)
6.25%, 04/15/25 ................. 6,772 6,701,118
4.75%, 02/15/29 ................. 12,453 11,057,268
4.63%, 06/01/30 ................. 8,285 7,295,890
119,758,876
Food Products — 1.5%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 66,701 64,950,098
4.63%, 11/15/28 ................. 41,885 36,465,500
Darling Global Finance BV, 3.63%, 05/15/26
(b)
EUR 1,974 2,049,676
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 ................. USD 1,783 1,715,852
6.00%, 06/15/30 ................. 27,123 26,512,733
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 16,723 13,661,031
Kraft Heinz Foods Co.
4.88%, 10/01/49 ................. 32,702 28,386,741
5.50%, 06/01/50 ................. 29,631 28,318,240
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 19,294 18,281,065
4.13%, 01/31/30 ................. 18,659 16,479,629
4.38%, 01/31/32 ................. 18,929 16,538,267
Security
Par (000)
Par (000) Value
Food Products (continued)
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
... USD 9,812 $ 7,677,890
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 98 94,774
5.50%, 12/15/29 ................. 3,000 2,714,745
4.63%, 04/15/30 ................. 1,183 1,020,621
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 469 496,123
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... USD 7,727 6,290,185
271,653,170
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 5,099 4,334,061
UGI International LLC, 2.50%, 12/01/29
(b)
.. EUR 1,913 1,562,089
5,896,150
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc.
3.88%, 07/15/28
(b)
................ 1,235 1,214,262
4.63%, 07/15/28
(c)
................ USD 29,217 26,547,735
3.88%, 11/01/29
(c)
................ 14,425 12,113,394
Embecta Corp., 6.75%, 02/15/30
(c)
...... 4,499 4,060,348
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 11,428 12,113,680
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 23,168 18,672,481
5.25%, 10/01/29 ................. 68,274 54,227,990
Teleflex, Inc.
4.63%, 11/15/27 ................. 3,408 3,248,130
4.25%, 06/01/28
(c)
................ 4,023 3,672,436
135,870,456
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 4,633 4,394,401
5.00%, 04/15/29 ................. 3,136 2,884,179
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 3,859 3,537,503
5.13%, 03/01/30 ................. 3,371 2,869,698
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
20,497 16,013,281
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 7,374 4,461,270
Centene Corp.
2.45%, 07/15/28 ................. 28,085 23,705,144
3.00%, 10/15/30 ................. 65,675 53,837,031
2.50%, 03/01/31 ................. 69,252 54,187,828
2.63%, 08/01/31 ................. 18,703 14,696,817
Chrome Bidco SASU, 3.50%, 05/31/28
(b)
... EUR 700 627,551
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. USD 18,483 15,848,433
6.00%, 01/15/29 ................. 30,675 25,659,024
5.25%, 05/15/30 ................. 16,843 12,700,248
4.75%, 02/15/31 ................. 3,534 2,565,755
Encompass Health Corp.
4.50%, 02/01/28 ................. 1,364 1,239,058
4.75%, 02/01/30 ................. 28,815 25,303,663
4.63%, 04/01/31 ................. 12,889 11,078,312
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 17,510 13,627,956
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 31,271 27,327,727
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(b)(j)
GBP 2,500 2,278,115
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. USD 11,569 10,887,470
4.38%, 02/15/27 ................. 849 718,101
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 6,668 6,085,150
3.88%, 11/15/30 ................. 5,310 4,499,905
3.88%, 05/15/32 ................. 13,960 11,592,933
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 13,986 12,233,694

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. USD 18,239 $ 17,979,666
10.00%, 04/15/27 ................ 13,098 13,327,215
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 3,502 3,415,350
4.63%, 09/01/24
(c)
................ 11,186 10,864,482
4.88%, 01/01/26
(c)
................ 33,177 31,373,589
6.25%, 02/01/27
(c)
................ 18,573 17,839,552
5.13%, 11/01/27
(c)
................ 11,449 10,650,317
4.63%, 06/15/28
(c)
................ 923 825,846
6.13%, 10/01/28
(c)
................ 3,508 3,140,783
4.25%, 06/01/29
(c)
................ 2,479 2,147,558
4.38%, 01/15/30
(c)
................ 4,042 3,498,614
6.13%, 06/15/30
(c)
................ 28,973 27,605,474
507,528,693
Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
79,220 58,379,767
IQVIA, Inc.
1.75%, 03/15/26
(b)
................ EUR 2,964 2,899,158
5.00%, 10/15/26
(c)
................ USD 12,786 12,208,699
5.00%, 05/15/27
(c)
................ 2,717 2,590,116
2.25%, 03/15/29
(b)
................ EUR 600 541,061
76,618,801
Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC
(c)
5.75%, 04/15/25 ................. USD 5,262 5,220,948
3.88%, 01/15/28 ................. 3,498 3,129,120
4.38%, 01/15/28 ................. 16,148 14,459,015
4.00%, 10/15/30 ................. 11,338 9,181,626
Accor SA, 0.70%, 12/07/27
(b)(i)
......... EUR 2,453 1,076,733
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
.................... 5,591 5,715,566
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 9,450 8,801,541
4.75%, 06/15/31
(c)
................ 12,498 10,873,260
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 21,030 18,612,482
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 60,342 58,632,843
8.13%, 07/01/27 ................. 67,330 66,155,091
4.63%, 10/15/29 ................. 51,771 42,131,758
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 7,345 7,190,065
Carnival Corp.
10.13%, 02/01/26
(b)
............... EUR 2,776 2,937,812
10.50%, 02/01/26
(c)
............... USD 26,897 27,025,030
7.63%, 03/01/26
(c)
................ 5,263 4,171,426
7.63%, 03/01/26
(b)
................ EUR 1,009 867,307
5.75%, 03/01/27
(c)
................ USD 55,016 39,283,625
9.88%, 08/01/27
(c)
................ 17,271 16,321,095
4.00%, 08/01/28
(c)
................ 22,246 18,139,611
6.00%, 05/01/29
(c)
................ 22,286 14,850,988
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 64,655 66,375,470
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 13,107 12,350,988
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 38,584 34,587,822
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 12,410 12,274,938
6.50%, 10/01/28 ................. 3,917 3,789,697
5.25%, 07/15/29 ................. 1,701 1,527,582
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 20,511 19,435,303
4.75%, 01/15/28 ................. 16,177 14,476,312
Cirsa Finance International SARL, 4.75%,
05/22/25
(b)
.................... EUR 1,557 1,569,883
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Codere Finance 2 Luxembourg SA
(k)
8.00%, (8.00% Cash or 11.00% PIK),
09/30/26
(b)(m)
.................. EUR 1,356 $ 1,284,533
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(c)
.................. USD 350 197,611
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(b)
.................. EUR 672 383,928
CPUK Finance Ltd.
(b)
4.88%, 08/28/25 ................. GBP 1,750 1,945,902
4.50%, 08/28/27 ................. 200 200,008
Elior Group SA, 3.75%, 07/15/26
(b)
...... EUR 124 110,834
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 2,463 2,084,277
6.75%, 01/15/30 ................. 3,788 3,055,401
Food Service Project SA, 5.50%, 01/21/27
(b)
EUR 1,116 1,100,773
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ USD 5,562 5,505,298
5.75%, 05/01/28
(c)
................ 5,810 5,635,700
3.75%, 05/01/29
(c)
................ 9,095 7,867,175
4.88%, 01/15/30 ................. 23,969 21,720,948
4.00%, 05/01/31
(c)
................ 6,324 5,290,848
3.63%, 02/15/32
(c)
................ 7,490 5,997,992
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 2,120 2,017,875
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 8,718 8,696,205
KFC Holding Co., 4.75%, 06/01/27
(c)
..... 3,000 2,880,000
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 12,356 11,497,258
8.00%, 04/15/26 ................. 12,109 10,867,828
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
17,701 16,057,816
Lottomatica SpA
(b)
5.13%, 07/15/25 ................. EUR 400 404,831
6.25%, 07/15/25 ................. 2,472 2,571,388
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
USD 11,924 8,897,581
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
13,364 12,511,878
MGM Resorts International, 5.75%, 06/15/25 744 723,076
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 13,007 11,067,190
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 4,784 4,112,077
NCL Corp. Ltd.
(c)
3.63%, 12/15/24 ................. 1,448 1,237,110
5.88%, 03/15/26 ................. 17,406 13,671,891
7.75%, 02/15/29 ................. 4,055 3,051,550
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 8,852 6,534,735
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 6,317 4,658,156
5.88%, 09/01/31 ................. 5,871 4,153,145
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 10,076 8,951,521
Royal Caribbean Cruises Ltd.
(c)
11.50%, 06/01/25 ................ 8,149 8,739,802
4.25%, 07/01/26 ................. 4,604 3,721,633
5.50%, 08/31/26 ................. 6,299 5,299,034
5.38%, 07/15/27 ................. 8,648 7,002,294
11.63%, 08/15/27 ................ 11,332 11,379,934
5.50%, 04/01/28 ................. 1,884 1,503,517
8.25%, 01/15/29 ................. 11,137 11,191,293
9.25%, 01/15/29 ................. 20,609 21,177,808
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 8,429 8,599,283
7.00%, 05/15/28 ................. 9,053 8,635,747
7.25%, 11/15/29 ................. 4,781 4,589,760
Six Flags Entertainment Corp., 5.50%,
04/15/27
(c)
.................... 6,500 5,854,225
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
8,275 8,331,369

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. USD 12,401 $ 10,781,203
4.63%, 12/01/31 ................. 12,586 10,096,153
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(b)
.................... GBP 1,000 1,075,966
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... USD 10,406 10,406,008
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 3,492 2,811,060
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 4,416 3,962,035
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 ................. 7,193 7,153,125
5.13%, 10/01/29 ................. 37,066 31,770,380
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ 1,103 1,012,002
5.38%, 04/01/32 ................. 5,008 4,638,660
5.35%, 11/01/43 ................. 718 590,555
928,432,122
Household Durables — 0.7%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 1,575 1,385,716
4.63%, 08/01/29 ................. 4,879 3,906,765
4.63%, 04/01/30 ................. 6,214 4,987,419
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 12,607 9,850,731
4.88%, 02/15/30 ................. 12,851 10,019,506
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
14,315 12,283,988
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 6,390 5,745,541
K. Hovnanian Enterprises, Inc.
(c)
10.00%, 11/15/25 ................ 4,335 4,475,887
7.75%, 02/15/26 ................. 13,640 13,094,400
KB Home, 7.25%, 07/15/30 ........... 3,904 3,793,478
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 8,399 7,448,511
4.63%, 03/01/30 ................. 6,067 4,917,087
Meritage Homes Corp., 5.13%, 06/06/27 ... 2,751 2,586,512
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
23,509 13,622,290
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 6,829 6,556,668
5.13%, 08/01/30 ................. 4,190 3,629,522
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 10,341 8,688,094
3.88%, 10/15/31 ................. 7,840 6,154,596
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 4,958 4,426,156
5.70%, 06/15/28 ................. 3,737 3,385,149
130,958,016
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 3,050 2,837,354
4.13%, 10/15/30 ................. 6,992 5,743,252
4.13%, 04/30/31
(c)
................ 9,077 7,514,168
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 61 60,310
5.00%, 10/01/29
(c)
................ 3,830 3,314,583
3.88%, 03/15/31
(c)
................ 4,450 3,461,031
22,930,698
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
(c)
5.25%, 06/01/26 ................. 1,197 1,140,175
5.13%, 03/15/28 ................. 29,891 26,671,524
4.63%, 02/01/29 ................. 629 539,716
5.00%, 02/01/31 ................. 1,528 1,281,845
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. USD 7,023 $ 6,481,848
3.75%, 01/15/32 ................. 21,429 17,225,179
TransAlta Corp., 7.75%, 11/15/29 ....... 6,511 6,649,563
59,989,850
Insurance — 2.6%
Acrisure LLC, 6.00%, 08/01/29
(c)
........ 10,864 8,878,387
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 ................. 77,313 69,243,662
6.75%, 10/15/27 ................. 124,841 112,214,581
5.88%, 11/01/29 ................. 82,253 67,644,867
AmWINS Group, Inc., 4.88%, 06/30/29
(c)
... 14,774 12,530,520
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(c)(k)
........ 7,649 7,266,849
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(b)(j)
................... GBP 700 571,879
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
..... 2,184 2,236,374
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
. USD 8,330 7,979,140
HUB International Ltd.
(c)
7.00%, 05/01/26 ................. 47,956 46,948,444
5.63%, 12/01/29 ................. 3,315 2,895,263
Jones Deslauriers Insurance Management,
Inc., 10.50%, 12/15/30
(c)
........... 16,341 16,093,500
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.63%, 05/23/59
(a)(b)
... EUR 1,870 1,761,533
NFP Corp.
(c)
4.88%, 08/15/28 ................. USD 38,705 32,949,402
6.88%, 08/15/28 ................. 104,696 86,298,713
7.50%, 10/01/30 ................. 6,736 6,334,424
Ryan Specialty Group LLC, 4.38%, 02/01/30
(c)
8,762 7,586,980
489,434,518
Internet & Direct Marketing Retail — 0.2%
ANGI Group LLC, 3.88%, 08/15/28
(c)
..... 14,121 10,478,982
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 ................. 6,055 5,730,816
3.50%, 03/01/29 ................. 9,073 7,595,842
Match Group Holdings II LLC
(c)
4.63%, 06/01/28 ................. 11,281 10,056,560
5.63%, 02/15/29 ................. 72 66,960
4.13%, 08/01/30 ................. 3,886 3,172,405
3.63%, 10/01/31 ................. 11,905 9,129,516
Very Group Funding plc (The), 6.50%,
08/01/26
(b)
.................... GBP 538 462,055
46,693,136
IT Services — 1.9%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. USD 29,161 23,255,898
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 9,671 7,773,066
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 1,505 1,177,063
Atos SE, 1.75%, 05/07/25
(b)
........... EUR 1,500 1,293,223
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
USD 12,534 10,873,245
Block, Inc.
2.75%, 06/01/26 ................. 4,000 3,573,600
3.50%, 06/01/31 ................. 79,845 63,710,322
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 13,098 11,604,338
4.00%, 07/01/29 ................. 20,104 17,694,414
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 32,633 29,537,107
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 7,860 6,477,769
5.63%, 09/15/28 ................. 7,738 5,748,770
Centurion Bidco SpA, 5.88%, 09/30/26
(b)
... EUR 1,068 983,565

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. USD 12,505 $ 11,658,787
3.63%, 06/15/29 ................. 5,862 5,151,056
3.75%, 10/01/30 ................. 5,851 5,043,371
Global Payments, Inc.
4.95%, 08/15/27 ................. 4,600 4,462,012
3.20%, 08/15/29 ................. 6,805 5,784,600
2.90%, 05/15/30 ................. 5,782 4,737,582
5.40%, 08/15/32 ................. 34,122 32,496,104
5.95%, 08/15/52 ................. 30,148 27,258,644
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 9,886 8,242,452
Nexi SpA, 0.00%, 02/24/28
(b)(i)(n)
........ EUR 1,800 1,377,852
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. USD 15,030 13,224,336
6.00%, 02/15/28 ................. 14,098 10,915,847
10.75%, 06/01/28 ................ 6,083 5,656,434
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 20,514 20,549,233
Twilio, Inc., 3.88%, 03/15/31 .......... 19,215 15,244,316
United Group BV
(b)
4.88%, 07/01/24 ................. EUR 2,996 2,977,089
4.00%, 11/15/27 ................. 1,099 869,166
359,351,261
Leisure Products — 0.2%
Mattel, Inc.
3.38%, 04/01/26
(c)
................ USD 1,800 1,654,929
3.75%, 04/01/29
(c)
................ 5,723 5,026,654
6.20%, 10/01/40 ................. 12,474 10,767,091
5.45%, 11/01/41 ................. 22,266 18,124,330
35,573,004
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 4,643 4,276,064
3.75%, 03/15/29 ................. 1,064 941,001
4.00%, 03/15/31 ................. 4,889 4,228,985
PRA Health Sciences, Inc., 2.88%, 07/15/26 17,634 15,959,706
Syneos Health, Inc., 3.63%, 01/15/29 .... 8,200 6,530,029
31,935,785
Machinery — 1.4%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 11,691 11,090,784
ATS Corp., 4.13%, 12/15/28
(c)
......... 6,818 5,882,298
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 36,464 36,656,894
9.50%, 01/01/31 ................. 5,621 5,764,954
EnPro Industries, Inc., 5.75%, 10/15/26 ... 6,448 6,254,560
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 10,037 8,242,612
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(k)
........ 19,436 17,200,860
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
6,469 5,684,634
Novafives SAS, 5.00%, 06/15/25
(b)
...... EUR 1,000 855,018
OT Merger Corp., 7.88%, 10/15/29
(c)
..... USD 7,687 4,074,110
Renk AG, 5.75%, 07/15/25
(b)
.......... EUR 621 616,588
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... USD 8,964 7,751,171
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
9,116 9,138,790
Terex Corp., 5.00%, 05/15/29
(c)
........ 20,771 18,667,936
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 33,584 30,245,350
Titan International, Inc., 7.00%, 04/30/28 .. 4,434 4,186,234
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
14,812 12,094,197
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
................ EUR 8,054 7,627,356
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 60,147 53,382,868
Security
Par (000)
Par (000) Value
Machinery (continued)
Wabash National Corp., 4.50%, 10/15/28
(c)
. USD 12,338 $ 10,506,867
255,924,081
Marine — 0.1%
(c)
Danaos Corp., 8.50%, 03/01/28 ........ 2,242 2,152,320
Seaspan Corp., 5.50%, 08/01/29 ....... 12,352 9,360,346
11,512,666
Media — 5.6%
Adelphia Communications Corp.,Escrow,
Series B, 10.50%, 12/31/49
(d)(e)(l)
...... 800 —
Altice Financing SA
2.25%, 01/15/25
(b)
................ EUR 1,601 1,568,633
3.00%, 01/15/28
(b)
................ 949 800,495
5.00%, 01/15/28
(c)
................ USD 13,351 10,747,555
4.25%, 08/15/29
(b)
................ EUR 1,932 1,665,862
5.75%, 08/15/29
(c)
................ USD 67,209 52,864,104
AMC Networks, Inc.
4.75%, 08/01/25 ................. 5,644 4,289,440
4.25%, 02/15/29 ................. 4,970 3,096,795
Block Communications, Inc., 4.88%, 03/01/28
(c)
6,846 5,973,135
Cable One, Inc.
0.00%, 03/15/26
(i)(n)
............... 5,319 4,178,074
1.13%, 03/15/28
(i)
................ 16,595 12,330,085
4.00%, 11/15/30
(c)
................ 25,803 20,248,021
Century Communications Corp. Escrow, 0.00%,
12/31/49
(d)(e)(l)
.................. 625 —
Charter Communications Operating LLC
4.40%, 04/01/33 ................. 9,982 8,541,190
5.25%, 04/01/53 ................. 21,719 16,763,656
5.50%, 04/01/63 ................. 28,725 21,903,112
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 25,126 23,975,334
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 73,231 63,454,661
7.75%, 04/15/28 ................. 60,167 43,922,471
7.50%, 06/01/29 ................. 66,062 48,507,345
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 19,126 14,396,140
CSC Holdings LLC
5.25%, 06/01/24 ................. 13,354 12,432,774
5.50%, 04/15/27
(c)
................ 4,829 4,050,934
4.13%, 12/01/30
(c)
................ 60,446 42,664,600
3.38%, 02/15/31
(c)
................ 11,899 7,759,758
4.50%, 11/15/31
(c)
................ 38,239 26,530,755
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 11,337 10,142,760
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 59,150 49,824,115
5.75%, 12/01/28
(c)
................ 55,411 44,224,904
5.13%, 06/01/29 ................. 21,853 14,097,589
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 27,480 28,301,652
GCI LLC, 4.75%, 10/15/28
(c)
.......... 5,436 4,566,677
Lamar Media Corp., 3.75%, 02/15/28 ..... 2,767 2,476,760
LCPR Senior Secured Financing DAC
(c)
6.75%, 10/15/27 ................. 25,441 23,787,335
5.13%, 07/15/29 ................. 20,613 17,075,977
Liberty Broadband Corp.
(c)(i)
1.25%, 09/30/50 ................. 27,902 26,925,430
2.75%, 09/30/50 ................. 57,437 55,940,866
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 8,651 7,832,483
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 16,458 14,816,256
4.25%, 01/15/29 ................. 16,518 13,705,480
4.63%, 03/15/30 ................. 9,353 7,737,957
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 18,765 13,786,645

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
6.50%, 09/15/28 ................. USD 65,984 $ 27,648,286
SES SA
(a)(b)(j)
(EUR Swap Annual 5 Year + 5.40%), 5.63% EUR 1,200 1,246,954
(EUR Swap Annual 5 Year + 3.19%), 2.88% 1,000 849,509
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... USD 42,743 32,043,845
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 23,577 20,934,961
5.00%, 08/01/27 ................. 36,854 34,066,404
4.00%, 07/15/28 ................. 6,592 5,737,018
5.50%, 07/01/29 ................. 5,366 4,897,977
4.13%, 07/01/30 ................. 699 576,822
3.88%, 09/01/31 ................. 19,372 15,113,438
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 5,853 4,826,267
Summer BC Bidco B LLC, 5.50%, 10/31/26
(c)
200 162,288
Summer BC Holdco B SARL, 5.75%,
10/31/26
(b)
.................... EUR 3,351 3,017,629
Summer BidCo BV
(b)(k)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 950 716,719
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 1,282 969,446
Tele Columbus AG, 3.88%, 05/02/25
(b)
.... 2,890 2,316,760
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... USD 6,200 5,580,000
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 7,513 7,155,308
6.63%, 06/01/27 ................. 10,022 9,669,326
7.38%, 06/30/30 ................. 11,863 11,337,469
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
17,674 14,701,145
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 15,080 12,704,900
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
............... GBP 1,427 1,388,936
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... USD 27,420 23,968,022
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
EUR 1,737 1,450,310
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. USD 3,625 3,372,773
5.13%, 02/28/30 ................. 5,680 4,586,600
Ziggo BV
2.88%, 01/15/30
(b)
................ EUR 500 427,511
4.88%, 01/15/30
(c)
................ USD 3,105 2,598,171
1,041,972,609
Metals & Mining — 2.1%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 1,118 1,099,102
6.13%, 02/15/28 ................. 23,439 21,991,995
ATI, Inc.
5.88%, 12/01/27 ................. 967 924,728
4.88%, 10/01/29 ................. 7,847 6,934,629
5.13%, 10/01/31 ................. 14,354 12,640,126
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 70,954 67,599,701
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 2,229 2,119,846
7.63%, 03/15/30 ................. 22,223 22,276,043
Commercial Metals Co.
4.13%, 01/15/30 ................. 4,582 4,054,413
4.38%, 03/15/32 ................. 4,902 4,264,380
Constellium SE
4.25%, 02/15/26
(b)
................ EUR 5,607 5,752,930
5.88%, 02/15/26
(c)
................ USD 11,277 10,862,796
5.63%, 06/15/28
(c)
................ 20,260 18,724,697
3.75%, 04/15/29
(c)
................ 50,390 40,938,720
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 11,155 8,986,747
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. USD 12,001 $ 10,472,381
4.50%, 06/01/31 ................. 21,557 17,326,439
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 18,535 16,265,466
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 39,627 35,526,002
4.75%, 01/30/30 ................. 45,276 40,140,117
3.88%, 08/15/31 ................. 36,793 30,037,526
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 13,100 11,910,767
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... USD 6,297 4,258,346
395,107,897
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.
(c)
5.50%, 11/01/23 ................. 2,231 2,211,578
3.75%, 12/31/24 ................. 5,000 4,695,078
4.38%, 01/15/27 ................. 5,032 4,403,380
11,310,036
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 13,013 12,196,662
Oil, Gas & Consumable Fuels — 11.3%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 44,689 44,329,078
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 6,650 6,286,626
5.38%, 06/15/29 ................. 12,538 11,462,741
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 3,969 3,990,854
Apache Corp.
4.25%, 01/15/30 ................. 9,004 7,967,701
5.10%, 09/01/40 ................. 13,153 10,900,055
5.35%, 07/01/49 ................. 13,072 10,560,821
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(c)
................ 46,581 57,294,630
9.00%, 11/01/27
(b)
................ 215 264,450
8.25%, 12/31/28
(c)
................ 1,027 1,006,665
5.88%, 06/30/29
(c)
................ 14,191 12,653,121
BP Capital Markets plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.17%), 4.25%
(a)(b)(j)
.............. GBP 575 610,121
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ USD 361 343,818
5.85%, 11/15/43 ................. 5,448 4,059,188
5.60%, 10/15/44 ................. 5,428 3,963,558
Callon Petroleum Co.
6.38%, 07/01/26 ................. 15,004 13,984,415
8.00%, 08/01/28
(c)
................ 45,873 43,729,987
7.50%, 06/15/30
(c)
................ 43,806 40,082,490
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 46,366 41,693,301
4.00%, 03/01/31 ................. 53,905 45,892,561
3.25%, 01/31/32 ................. 41,685 33,127,350
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 4,423 3,997,805
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
26,216 25,523,898
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 12,750 12,435,840
6.38%, 06/15/26 ................. 20,872 20,118,005
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 5,912 5,405,080
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,886 5,651,099
CNX Resources Corp.
(c)
6.00%, 01/15/29 ................. 8,931 8,217,807
7.38%, 01/15/31 ................. 15,000 14,377,350
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 ................. 24,226 23,500,183
5.88%, 07/01/29 ................. 26,730 22,957,343

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. USD 39,411 $ 35,568,427
5.88%, 01/15/30 ................. 43,287 37,213,834
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 50,409 44,032,770
Crescent Energy Finance LLC, 7.25%,
05/01/26
(c)
.................... 38,682 36,451,596
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 3,801 3,534,930
6.00%, 02/01/29 ................. 8,763 8,040,146
8.00%, 04/01/29 ................. 5,777 5,748,608
CrownRock LP
(c)
5.63%, 10/15/25 ................. 47,542 45,878,030
5.00%, 05/01/29 ................. 5,169 4,644,428
Cullinan Holdco Scsp, 4.63%, 10/15/26
(b)
.. EUR 1,818 1,699,343
DCP Midstream Operating LP
5.63%, 07/15/27 ................. USD 3,146 3,120,711
6.45%, 11/03/36
(c)
................ 8,938 8,758,552
6.75%, 09/15/37
(c)
................ 7,679 7,740,342
Diamondback Energy, Inc.
6.25%, 03/15/33 ................. 29,195 29,631,935
4.25%, 03/15/52 ................. 24,823 18,162,261
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 21,036 18,072,238
4.38%, 06/15/31 ................. 21,629 18,144,568
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 25,378 24,277,864
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(c)
.................... 8,292 6,952,151
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(j)
.................... 46,712 40,172,320
5.55%, 02/15/28 ................. 9,230 9,155,514
3.75%, 05/15/30 ................. 13,542 11,939,790
5.75%, 02/15/33 ................. 10,772 10,538,894
5.30%, 04/15/47 ................. 6,715 5,586,804
5.00%, 05/15/50 ................. 30,837 24,636,630
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 22,499 21,430,259
5.38%, 06/01/29 ................. 14,861 13,750,557
6.50%, 09/01/30
(c)
................ 14,947 14,793,046
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 150 141,757
4.85%, 07/15/26 ................. 2,658 2,498,594
5.60%, 04/01/44 ................. 10,729 8,848,922
5.05%, 04/01/45 ................. 3,358 2,544,788
5.45%, 06/01/47 ................. 3,656 2,936,682
EnQuest plc, 11.63%, 11/01/27
(c)
....... 718 675,104
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 7,539 7,275,111
4.13%, 12/01/26 ................. 1,043 927,688
6.50%, 07/01/27
(c)
................ 11,727 11,208,080
4.50%, 01/15/29
(c)
................ 1,431 1,201,936
7.50%, 06/01/30
(c)
................ 4,802 4,626,823
4.75%, 01/15/31
(c)
................ 11,271 9,214,043
Genesis Energy LP
5.63%, 06/15/24 ................. 3,000 2,894,984
6.50%, 10/01/25 ................. 5,442 5,200,974
8.00%, 01/15/27 ................. 922 870,893
7.75%, 02/01/28 ................. 3,409 3,137,916
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 2,222 2,165,962
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 5,192 4,652,655
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 1,866 1,780,985
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 13,308 11,377,288
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. USD 7,517 $ 6,802,885
5.75%, 02/01/29 ................. 17,055 15,180,086
6.00%, 04/15/30 ................. 911 810,130
6.00%, 02/01/31 ................. 2,002 1,726,843
6.25%, 04/15/32 ................. 7,540 6,506,385
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 21,728 18,298,018
Kinder Morgan, Inc.
4.80%, 02/01/33 ................. 6,786 6,291,406
5.45%, 08/01/52 ................. 17,177 15,417,710
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 32,108 30,110,337
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 1,879 1,803,840
Matador Resources Co., 5.88%, 09/15/26 .. 10,806 10,389,526
MPLX LP, 4.95%, 03/14/52 ........... 26,110 21,327,796
Murphy Oil Corp.
5.75%, 08/15/25 ................. 373 366,510
5.88%, 12/01/27 ................. 4,769 4,589,161
6.13%, 12/01/42
(m)
............... 1,714 1,336,920
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
4,626 4,491,882
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 49,536 46,851,149
6.50%, 09/30/26 ................. 75,573 70,184,645
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
10,699 9,526,296
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 9,239 9,613,335
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(c)
. 73,297 70,379,340
NuStar Logistics LP
5.75%, 10/01/25 ................. 5,919 5,690,131
6.00%, 06/01/26 ................. 5,812 5,596,417
6.38%, 10/01/30 ................. 1,866 1,725,424
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 846 862,091
5.88%, 09/01/25 ................. 6,869 6,844,126
7.20%, 03/15/29 ................. 5,695 5,894,325
8.88%, 07/15/30 ................. 7,849 8,861,556
6.63%, 09/01/30 ................. 44,038 45,507,988
7.50%, 05/01/31 ................. 4,628 4,944,879
6.45%, 09/15/36 ................. 25,413 25,921,260
6.20%, 03/15/40 ................. 29,184 28,559,338
6.60%, 03/15/46 ................. 10,630 10,938,164
ONEOK, Inc.
4.35%, 03/15/29 ................. 6,805 6,289,125
4.95%, 07/13/47 ................. 6,704 5,399,562
Ovintiv, Inc.
6.63%, 08/15/37 ................. 5,406 5,437,065
6.50%, 02/01/38 ................. 1,647 1,631,756
Parkland Corp., 5.88%, 07/15/27
(c)
...... 6,300 5,981,850
PDC Energy, Inc., 6.13%, 09/15/24 ...... 2,601 2,586,174
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 4,672 4,252,850
6.88%, 04/01/27 ................. 6,153 5,797,591
Plains All American Pipeline LP
3.55%, 12/15/29 ................. 9,569 8,296,952
6.65%, 01/15/37 ................. 3,957 3,893,082
5.15%, 06/01/42 ................. 14,161 11,477,723
Range Resources Corp.
4.88%, 05/15/25 ................. 1,830 1,738,323
4.75%, 02/15/30
(c)
................ 1,026 904,016
Repsol International Finance BV
(a)(b)(j)
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 650 643,483
(EUR Swap Annual 5 Year + 4.41%), 4.25% 2,910 2,772,358
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. USD 25,678 23,494,086
Rockies Express Pipeline LLC
(c)
3.60%, 05/15/25 ................. 2,000 1,888,580
4.95%, 07/15/29 ................. 3,239 2,906,517

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC, 5.90%,
09/15/37
(c)
.................... USD 6,155 $ 6,159,259
SM Energy Co.
5.63%, 06/01/25 ................. 4,857 4,662,674
6.75%, 09/15/26 ................. 13,570 13,174,435
6.63%, 01/15/27 ................. 3,325 3,202,706
6.50%, 07/15/28 ................. 4,590 4,400,754
Southwestern Energy Co.
5.38%, 02/01/29 ................. 21,694 20,111,640
4.75%, 02/01/32 ................. 1,539 1,315,214
Sunoco LP, 6.00%, 04/15/27 .......... 637 627,253
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ................. 2,844 2,655,210
5.50%, 01/15/28 ................. 2,063 1,829,551
6.00%, 12/31/30 ................. 3,830 3,311,916
6.00%, 09/01/31 ................. 6,973 5,995,270
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
55,898 51,990,730
Targa Resources Corp., 6.25%, 07/01/52 .. 10,215 9,640,413
Targa Resources Partners LP, 4.00%, 01/15/32 20,185 16,983,457
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 63 56,700
4.75%, 01/15/30 ................. 6,660 5,794,189
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 46,498 40,685,750
4.13%, 08/15/31 ................. 52,764 44,954,664
3.88%, 11/01/33 ................. 94,856 77,487,867
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 8,400 7,665,696
Western Midstream Operating LP
4.75%, 08/15/28 ................. 1,800 1,643,922
5.45%, 04/01/44 ................. 18,187 15,108,305
5.30%, 03/01/48 ................. 8,789 7,226,552
5.50%, 08/15/48 ................. 6,422 5,330,083
5.50%, 02/01/50
(m)
............... 48,323 39,808,487
2,120,809,363
Personal Products — 0.1%
Coty, Inc.
3.88%, 04/15/26
(b)
................ EUR 2,009 1,996,745
4.75%, 04/15/26
(b)
................ 1,600 1,601,393
4.75%, 01/15/29
(c)
................ USD 1,042 943,010
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 7,708 6,356,557
10,897,705
Pharmaceuticals — 0.6%
Bayer AG, (EUR Swap Annual 5 Year + 3.75%),
4.50%, 03/25/82
(a)(b)
.............. EUR 700 681,877
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. USD 5,833 5,427,712
3.13%, 02/15/29 ................. 9,563 7,614,300
3.50%, 04/01/30 ................. 15,897 12,552,112
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(b)
................ EUR 805 754,903
5.50%, 01/15/28
(c)
................ USD 14,114 11,802,127
Elanco Animal Health, Inc., 6.40%, 08/28/28
(m)
4,986 4,744,229
Gruenenthal GmbH
(b)
3.63%, 11/15/26 ................. EUR 1,502 1,468,756
4.13%, 05/15/28 ................. 1,289 1,238,379
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... USD 7,181 6,399,348
Nidda Healthcare Holding GmbH, 7.50%,
08/21/26
(b)
.................... EUR 2,391 2,434,673
Organon & Co.
(c)
4.13%, 04/30/28 ................. USD 19,465 17,234,311
5.13%, 04/30/31 ................. 24,493 21,208,005
Rossini SARL, 6.75%, 10/30/25
(b)
....... EUR 300 317,556
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II
BV
1.25%, 03/31/23
(b)
................ EUR 643 $ 677,459
6.00%, 01/31/25 ................. 3,400 3,570,834
4.50%, 03/01/25 ................. 1,794 1,833,730
3.75%, 05/09/27 ................. 551 508,460
1.63%, 10/15/28
(b)
................ 500 396,501
4.38%, 05/09/30 ................. 359 316,392
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. USD 1,245 1,228,115
3.15%, 10/01/26 ................. 6,826 5,922,408
4.75%, 05/09/27 ................. 10,159 9,154,529
117,486,716
Professional Services — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
.. 6,115 5,232,850
CoreLogic, Inc., 4.50%, 05/01/28
(c)
...... 27,421 21,037,391
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
.................... 24,255 20,756,532
KBR, Inc., 4.75%, 09/30/28
(c)
.......... 16,751 14,796,372
La Financiere Atalian SASU
(b)
5.13%, 05/15/25 ................. EUR 2,248 1,643,417
6.63%, 05/15/25 ................. GBP 100 80,506
Science Applications International Corp.,
4.88%, 04/01/28
(c)
............... USD 8,878 8,212,132
71,759,200
Real Estate Management & Development — 0.3%
ADLER Group SA
(b)(l)
3.25%, 08/05/25 ................. EUR 2,400 1,043,047
2.75%, 11/13/26 ................. 2,100 887,938
ADLER Real Estate AG, 1.88%, 04/27/23
(b)
. 300 295,444
Aroundtown SA, (GBP Swap 5 Year + 4.38%),
4.75%
(a)(b)(j)
................... GBP 2,736 1,519,154
ATF Netherlands BV, (EUR Swap Annual 5
Year + 4.38%), 3.75%
(a)(b)(j)
.......... EUR 400 208,421
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
............... USD 18,529 17,683,336
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(b)
............... EUR 1,800 1,309,460
DIC Asset AG, 2.25%, 09/22/26
(b)
....... 1,100 671,172
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(b)
.... 478 345,698
Heimstaden Bostad AB, (EUR Swap Annual 5
Year + 3.15%), 2.63%
(a)(b)(j)
.......... 5,725 3,181,962
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 ................. USD 719 647,625
4.13%, 02/01/29 ................. 6,258 5,241,075
4.38%, 02/01/31 ................. 9,001 7,282,429
Realogy Group LLC
(c)
5.75%, 01/15/29 ................. 17,554 13,277,670
5.25%, 04/15/30 ................. 10,049 7,330,846
SBB Treasury OYJ
(b)
0.75%, 12/14/28 ................. EUR 100 67,973
1.13%, 11/26/29 ................. 600 406,906
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)(m)
.............. GBP 2,516 3,041,875
64,442,031
Road & Rail — 1.3%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
USD 11,529 10,281,677
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
2,638 2,256,647
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 ................. EUR 2,400 2,145,182
6.13%, 11/30/28 ................. GBP 1,900 1,918,573
EC Finance plc, 3.00%, 10/15/26
(b)
...... EUR 1,774 1,710,030

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. USD 5,759 $ 4,823,163
5.00%, 12/01/29 ................. 6,757 5,125,860
Loxam SAS
(b)
4.25%, 04/15/24 ................. EUR 300 318,622
3.25%, 01/14/25 ................. 1,531 1,556,778
3.75%, 07/15/26 ................. 1,102 1,060,163
4.50%, 02/15/27 ................. 1,305 1,272,453
5.75%, 07/15/27 ................. 989 899,874
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(b)(j)
.............. GBP 300 297,902
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. USD 11,396 9,971,500
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 14,289 14,278,592
0.00%, 12/15/25
(i)(n)
............... 25,622 21,580,293
8.00%, 11/01/26
(c)
................ 19,664 19,731,678
7.50%, 09/15/27
(c)
................ 49,020 49,054,314
6.25%, 01/15/28
(c)
................ 18,610 17,865,598
4.50%, 08/15/29
(c)
................ 64,716 56,384,139
Williams Scotsman International, Inc.
(c)
6.13%, 06/15/25 ................. 8,960 8,870,400
4.63%, 08/15/28 ................. 7,264 6,555,760
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. 6,138 6,211,165
244,170,363
Semiconductors & Semiconductor Equipment — 1.3%
ams-OSRAM AG, 0.00%, 03/05/25
(b)(i)(n)
... EUR 2,400 1,966,000
Broadcom, Inc.
4.11%, 09/15/28 ................. USD 8,458 7,865,899
4.15%, 11/15/30 ................. 5,004 4,484,346
2.45%, 02/15/31
(c)
................ 9,855 7,761,983
4.30%, 11/15/32 ................. 22,040 19,424,748
2.60%, 02/15/33
(c)
................ 12,648 9,493,553
3.42%, 04/15/33
(c)
................ 23,332 18,705,445
3.47%, 04/15/34
(c)
................ 20,386 16,262,575
3.14%, 11/15/35
(c)
................ 13,272 9,758,454
3.19%, 11/15/36
(c)
................ 6,727 4,831,922
Entegris Escrow Corp., 4.75%, 04/15/29
(c)
.. 104,945 95,703,260
Entegris, Inc.
(c)
4.38%, 04/15/28 ................. 4,616 4,081,626
3.63%, 05/01/29 ................. 9,933 8,087,945
Marvell Technology, Inc., 2.95%, 04/15/31 .. 12,681 10,199,819
Qorvo, Inc., 4.38%, 10/15/29 .......... 9,569 8,461,292
Synaptics, Inc., 4.00%, 06/15/29
(c)
....... 11,157 9,400,316
236,489,183
Software — 4.2%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 8,476 8,211,125
Boxer Parent Co., Inc.
6.50%, 10/02/25
(b)
................ EUR 3,621 3,680,240
7.13%, 10/02/25
(c)
................ USD 18,349 17,844,614
9.13%, 03/01/26
(c)
................ 35,633 33,616,703
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 12,194 11,428,834
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 6.39%, 05/15/28
(a)(b)
......... EUR 1,069 1,060,950
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... USD 40,383 39,499,494
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 62,362 54,030,187
4.88%, 07/01/29 ................. 40,922 34,798,023
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(c)
.................... 146,564 123,448,105
Condor Merger Sub, Inc., 7.38%, 02/15/30
(c)
55,319 44,478,185
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 4,772 4,462,969
6.50%, 10/15/28 ................. 4,321 3,974,320
Security
Par (000)
Par (000) Value
Software (continued)
Elastic NV, 4.13%, 07/15/29
(c)
......... USD 23,109 $ 18,665,139
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 11,253 10,212,165
Gen Digital, Inc., 7.13%, 09/30/30
(c)
...... 13,445 13,209,713
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 8,848 6,724,259
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 22,603 16,162,275
NCR Corp.
(c)
5.00%, 10/01/28 ................. 5,065 4,318,086
5.13%, 04/15/29 ................. 523 437,397
6.13%, 09/01/29 ................. 4,012 3,751,441
Open Text Corp., 6.90%, 12/01/27
(c)
...... 48,180 48,180,000
Oracle Corp.
6.15%, 11/09/29 ................. 7,650 7,940,439
2.95%, 04/01/30 ................. 18,682 15,928,316
2.88%, 03/25/31 ................. 29,968 24,847,280
6.25%, 11/09/32 ................. 23,360 24,449,063
3.60%, 04/01/50 ................. 37,387 25,171,421
3.95%, 03/25/51 ................. 44,348 31,595,256
6.90%, 11/09/52 ................. 46,720 49,982,204
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 734 699,084
4.00%, 02/15/28 ................. 6,752 6,077,022
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
59,152 55,389,702
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 7,753 5,339,637
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
46,462 39,045,848
788,659,496
Specialty Retail — 1.7%
Arko Corp., 5.13%, 11/15/29
(c)
......... 11,050 8,676,460
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 1,110 977,244
4.75%, 03/01/30 ................. 412 344,577
5.00%, 02/15/32
(c)
................ 8,384 6,897,517
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
.................... GBP 2,096 1,651,407
eG Global Finance plc
3.63%, 02/07/24
(b)
................ EUR 632 638,842
6.75%, 02/07/25
(c)
................ USD 22,259 19,432,775
6.25%, 10/30/25
(b)
................ EUR 626 586,004
8.50%, 10/30/25
(c)
................ USD 16,076 14,976,775
Goldstory SASU, 5.38%, 03/01/26
(b)
..... EUR 2,940 2,872,285
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
USD 1,146 970,009
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 12,795 10,446,705
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
7,880 6,591,840
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 2,183 1,389,155
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 10,999 8,807,874
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 5,995 4,928,549
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 4,526 4,141,426
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 8,848 8,211,472
3.75%, 06/15/29
(c)
................ 3,793 3,078,565
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 5,438 4,924,147
7.75%, 02/15/29 ................. 38,825 36,464,149
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 4,541 3,656,232
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 41,067 36,404,669
6.13%, 07/01/29 ................. 33,665 27,218,826
6.00%, 12/01/29 ................. 30,040 23,907,427
Staples, Inc., 7.50%, 04/15/26
(c)
........ 17,214 14,815,745
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 60,052 51,945,510

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(k)
........... USD 18,316 $ 15,833,999
320,790,185
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.
(c)
4.25%, 03/15/29 ................. 4,528 3,835,669
4.13%, 08/15/31 ................. 10,593 8,632,765
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(b)(e)(i)(l)
............ EUR 2,700 2,459,359
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
... USD 6,372 5,200,252
Levi Strauss & Co., 3.50%, 03/01/31
(c)
.... 11,182 8,875,042
William Carter Co. (The), 5.63%, 03/15/27
(c)
. 2,686 2,576,463
31,579,550
Thrifts & Mortgage Finance — 0.4%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 22,501 22,081,581
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 12,247 8,468,680
Jerrold Finco plc, 4.88%, 01/15/26
(b)
..... GBP 461 479,022
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 ................. USD 3,906 3,281,154
4.75%, 06/15/29 ................. 2,924 2,360,721
MGIC Investment Corp., 5.25%, 08/15/28 .. 8,434 7,776,865
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 3,788 3,390,260
5.13%, 12/15/30 ................. 3,825 2,954,190
5.75%, 11/15/31 ................. 4,029 3,132,548
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.63%), 5.75%
(a)(b)(j)
.............. GBP 1,135 1,227,857
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. USD 20,223 17,334,395
72,487,273
Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
8,144 6,767,593
Fortress Transportation & Infrastructure
Investors LLC
(c)
6.50%, 10/01/25 ................. 4,792 4,505,457
9.75%, 08/01/27 ................. 4,021 4,031,053
5.50%, 05/01/28 ................. 11,814 10,078,641
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 5,510 4,125,358
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
.................... 1,225 1,043,443
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 4,513 4,209,501
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 25,481 22,107,662
United Rentals North America, Inc.
6.00%, 12/15/29
(c)
................ 90,105 89,541,843
5.25%, 01/15/30 ................. 1,941 1,823,725
WESCO Distribution, Inc.
(c)
7.13%, 06/15/25 ................. 31,356 31,748,330
7.25%, 06/15/28 ................. 22,511 22,803,057
202,785,663
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(b)(j)
EUR 1,800 1,626,228
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(b)
.................... GBP 779 793,969
Wireless Telecommunication Services — 0.8%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... USD 89,386 82,839,326
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(c)(k)
........ 14,408 4,247,998
SoftBank Group Corp.
(b)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(j)
.......................... 800 759,840
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
2.13%, 07/06/24 ................. EUR 2,741 $ 2,750,722
4.50%, 04/20/25 ................. 1,300 1,309,323
4.75%, 07/30/25 ................. 1,409 1,410,227
Sprint LLC, 7.63%, 03/01/26 .......... USD 16,450 17,310,434
Telefonica Europe BV, (EUR Swap Annual 6
Year + 4.32%), 7.13%
(a)(b)(j)
.......... EUR 2,000 2,183,718
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
................ GBP 1,463 1,374,328
4.25%, 01/31/31
(c)
................ USD 1,235 999,751
4.50%, 07/15/31
(b)
................ GBP 2,742 2,519,687
4.75%, 07/15/31
(c)
................ USD 21,254 17,265,687
Vodafone Group plc
(a)(b)
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78 ............... EUR 1,200 1,162,509
(GBP Swap 5 Year + 3.27%), 4.88%,
10/03/78 .................... GBP 1,929 2,179,939
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80 ............... EUR 1,400 1,313,789
Series NC10, (EUR Swap Annual 5 Year +
3.48%), 3.00%, 08/27/80 ......... 1,300 1,108,035
140,735,313
Total Corporate Bonds — 83.6%
(Cost: $17,289,256,061) ........................... 15,643,251,071
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. USD 3,119 3,025,607
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 02/01/28 46,309 45,141,652
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 12.09%
,
 02/01/29 34,253 32,488,893
80,656,152
Airlines — 0.6%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.99%
,
 04/20/28 39,699 39,482,076
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 8.13%
,
 08/11/28 .......... 16,690 16,460,481
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 10.00%
,
 06/21/27 10,879 11,175,231
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 7.99%
,
 10/20/27 ..... 14,772 15,037,896
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.11%
,
 04/21/28 . 36,690 36,160,151
118,315,835
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 04/30/26
(a)
1,969 1,925,619
Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.00%),
10.68%
,
 01/24/30
(a)
............... 1,936 1,522,780
Capital Markets — 0.1%
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
11.31%
,
 08/02/29
(a)
............... 12,959 11,252,715

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Chemicals — 0.4%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(o)
..................... USD 1,607 $ 1,407,229
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 09/30/28 ..... 10,900 9,543,126
Aruba Investments Holdings LLC, 2nd Lien
Term Loan, 11/24/28
(o)
............. 5,230 4,733,150
Ascend Performance Materials Operations
LLC, Term Loan, (6 Month CME Term SOFR
+ 4.75%), 8.83%
,
 08/27/26 .......... 19,743 18,543,595
Discovery Purchaser Corp., 1st Lien Term
Loan, (3 Month CME Term SOFR + 4.38%),
8.96%
,
 10/04/29 ................. 32,484 29,536,077
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 8.50%
,
 09/22/28 12,520 12,261,507
76,024,684
Commercial Services & Supplies — 0.2%
(a)
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.63%
,
 12/15/28 ................. 33,785 28,074,025
TruGreen LP, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 8.50%), 12.91%
,
 11/02/28
(d)
12,384 9,040,320
37,114,345
Construction & Engineering — 0.6%
(a)
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 8.03% -
8.61%
,
 06/21/24 ................. 121,770 108,679,493
Propulsion (BC) Finco, Term Loan, (3
Month CME Term SOFR + 4.00%),
8.58%
,
 09/14/29 ................. 7,476 7,252,079
115,931,572
Containers & Packaging — 0.1%
(a)
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (1 Month CME Term SOFR +
3.93%), 8.60%
,
 04/13/29 ........... 3,809 3,620,017
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.62%
,
 04/03/24 ................. 15,829 15,435,244
19,055,261
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 12/10/29 ................ 8,164 6,970,015
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 8.58%
,
 01/15/27 ........... 3,695 3,596,331
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 9.73%
,
 09/01/25 ..... 25,444 17,837,941
28,404,287
Diversified Financial Services — 0.2%
(a)
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
11.13%
,
 04/07/28 ................ 16,090 15,245,275
White Cap Supply Holdings LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.07%
,
 10/19/27 ................. 13,944 13,460,513
28,705,788
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
(a)
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
8.50%
,
 05/01/28 ................. USD 9,522 $ 9,062,575
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 03/09/27 67,142 54,197,666
63,260,241
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 06/28/24
(a)(d)
758 473,604
Entertainment — 0.1%
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1 Month CME Term
SOFR + 3.25%), 7.57%
,
 01/15/30
(a)
.... 8,055 8,044,931
Food Products — 0.0%
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 7.88%
,
 10/25/27
(a)
.... 2,800 2,739,280
Health Care Equipment & Supplies — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 11/03/28
(a)
18,648 17,544,647
Health Care Providers & Services — 0.1%
(a)
Envision Healthcare Corp., Term Loan,
(3 Month CME Term SOFR + 7.88%),
12.61%
,
 03/31/27 ................ 3,022 2,678,514
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.00%), 11.78%
,
 04/29/25 ... 14,267 9,760,827
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.05%
,
 08/31/26 ................. 9,731 9,596,317
22,035,658
Health Care Technology — 1.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 3,878 3,491,234
Athenahealth Group, Inc., Term Loan, (1
Month CME Term SOFR + 3.50%),
7.82%
,
 02/15/29 ................. 91,054 81,981,242
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
8.73%
,
 06/02/28 ................. 9,955 9,063,055
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
11.38%
,
 04/02/29
(d)
............... 63,271 62,321,451
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 8.38%
,
 08/27/25 54,318 53,862,357
210,719,339
Hotels, Restaurants & Leisure — 0.1%
(a)
Fertitta Entertainment LLC, Term Loan B,
(1 Month CME Term SOFR + 4.00%),
8.32%
,
 01/27/29 ................. 19,564 18,563,623
IRB Holding Corp., Term Loan B, (3
Month CME Term SOFR + 3.00%),
7.69%
,
 12/15/27 ................. 3,187 3,088,961
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 11/01/26 ................. 2,685 2,629,692
24,282,276

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Household Durables — 0.2%
(a)
Hunter Douglas Holding BV, Term Loan B1,
(3 Month CME Term SOFR + 3.50%),
7.86%
,
 02/26/29 ................. USD 13,165 $ 11,530,956
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 10/06/28 ................. 25,262 20,575,944
32,106,900
Insurance — 0.2%
(a)
Hub International Ltd., Term Loan, (3
Month CME Term SOFR + 4.00%),
8.22%
,
 11/10/29 ................. 14,840 14,662,810
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
7.63%, 12/31/25 ............... 2,319 2,252,859
(LIBOR USD 1 Month + 3.75%),
8.13%, 09/03/26 ............... 4,900 4,803,502
(LIBOR USD 1 Month + 4.25%),
8.63%, 09/03/26 ............... 4,556 4,491,406
26,210,577
Interactive Media & Services — 0.1%
(a)
Acuris Finance US, Inc., Term Loan, (3
Month CME Term SOFR + 4.00%),
8.73%
,
 02/16/28 ................. 3,385 3,321,838
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 8.89%
,
 01/29/26 ..... 9,370 9,229,838
12,551,676
Internet & Direct Marketing Retail — 0.0%
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 7.88%
,
 02/12/27
(a)
.......... 5,450 4,487,393
IT Services — 0.2%
(a)
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
12.13%
,
 07/31/28 ................ 6,927 6,812,704
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 10/01/27 ................. 29,863 27,959,545
34,772,249
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6
Month CME Term SOFR + 6.50%),
11.76%
,
 05/25/27
(a)
............... 5,866 5,753,083
Machinery — 0.4%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 7.88%
,
 10/21/28 .... 4,243 4,158,158
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
8.15%
,
 03/28/25 ................. 49,558 46,189,757
SPX Flow, Inc., Term Loan, (1 Month CME
Term SOFR + 4.50%), 8.92%
,
 04/05/29 .. 15,377 14,327,809
64,675,724
Media — 0.7%
(a)
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
11.65%
,
 09/01/25 ................ 7,771 6,234,841
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 08/21/26 ................. 48,610 44,182,862
DirecTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 9.38%
,
 08/02/27 53,119 51,603,056
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA, Term Loan B,
02/01/29
(o)
..................... USD 22,836 $ 22,003,699
Promotora de Informaciones SA, Facility Term
Loan B, (EURIBOR 3 Month + 5.25%),
6.71%
,
 12/31/26
(d)
................ EUR 307 279,069
124,303,527
Oil, Gas & Consumable Fuels — 0.9%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 12.94%
,
 11/01/25 ........... USD 141,095 148,714,050
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 12/21/28 ................. 16,730 15,872,175
M6 ETX Holdings II Midco LLC, Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.16%
,
 09/19/29 ................. 10,710 10,700,090
175,286,315
Professional Services — 0.1%
(a)
CoreLogic, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 10.94%
,
 06/04/29 15,642 10,957,340
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3 Month CME Term SOFR +
4.25%), 8.93%
,
 06/22/29 ........... 1,207 1,176,966
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3 Month CME
Term SOFR + 4.25%), 8.93%
,
 06/22/29 .. 2,615 2,550,094
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1 Month CME Term SOFR + 4.75%),
9.07%
,
 04/29/29 ................. 9,545 8,614,219
23,298,619
Road & Rail — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.75%),
9.13%
,
 04/06/28
(a)
................ 7,906 7,233,921
Software — 2.3%
(a)
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
9.88%
,
 02/27/26 ................. 27,676 25,392,730
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/02/25 3,655 3,493,529
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/08/28 20,063 18,821,513
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 10.38%
,
 10/08/29 23,214 19,306,412
Delta Topco, Inc., 1st Lien Term Loan, (3
Month CME Term SOFR + 3.75%),
8.15%
,
 12/01/27 ................. 9,877 9,098,792
Genesys Cloud Services Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.38%
,
 12/01/27 ................. 5,459 5,229,966
Helios Software Holdings, Inc., Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.17%
,
 03/11/28 ................. 3,276 3,207,823
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.17%
,
 07/27/28 ................. 45,497 38,729,639
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
12.67%
,
 07/27/29 ................ 30,053 23,541,416

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
McAfee Corp., Term Loan B1, (1 Month CME
Term SOFR + 3.75%), 8.18%
,
 03/01/29 .. USD 47,960 $ 44,525,457
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
8.13%, 09/13/24 ............... 7,364 7,144,839
MH Sub I LLC, 2nd Lien Term Loan, (3
Month CME Term SOFR + 6.25%),
10.65%
,
 02/23/29 ................ 4,143 3,692,449
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
11.98%
,
 12/18/28 ................ 12,161 10,762,485
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 10.98%
,
 08/31/29 27,151 25,974,308
RealPage, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 10.88%
,
 04/23/29 51,502 49,312,962
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 7.88%
,
 12/17/27 .... 3,552 3,223,221
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 7.88%
,
 12/17/27 .... 5,688 5,161,619
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 8.23%
,
 10/07/27 .... 19,480 18,761,791
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 12.73%
,
 10/09/28
(d)
... 61,702 61,239,235
TIBCO Software, Inc., 1st Lien Term Loan
B, (3 Month CME Term SOFR + 4.50%),
9.18%
,
 03/30/29 ................. 35,945 32,035,981
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 10.03%
,
 05/03/27 ..... 26,958 24,679,688
433,335,855
Specialty Retail — 0.0%
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 7.78%
,
 04/16/26
(a)
.... 5,527 5,100,027
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan, (6 Month CME Term
SOFR + 3.50%), 7.73%
,
 02/20/29
(a)
.... 20,794 20,352,162
Trading Companies & Distributors — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term
Loan, (1 Month CME Term SOFR + 4.63%),
9.05%
,
 06/11/26 ................. 2,270 2,201,752
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
7.66%
,
 01/31/28 ................. 1,910 1,803,424
SRS Distribution, Inc., Term Loan, (1
Month CME Term SOFR + 3.50%),
7.92%
,
 06/02/28 ................. 9,692 9,243,277
13,248,453
Transportation Infrastructure — 0.2%
(a)
Brown Group Holdings LLC, Facility Term Loan
B2, (3 Month CME Term SOFR + 3.75%),
7.84% - 8.13%
,
 07/02/29 ........... 13,310 13,249,350
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 09/22/28 ................. 2,974 2,928,655
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 09/21/29 ................ 1,328 1,276,613
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 9.38%
,
 09/21/26 ..... 22,887 22,629,123
40,083,741
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 05/27/24
(a)
................ USD 12,493 $ 10,469,043
Total Floating Rate Loan Interests — 10.2%
(Cost: $2,019,036,971) ........................... 1,901,278,279
Foreign Agency Obligations
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
......... EUR 1,675 1,312,350
France — 0.0%
Electricite de France SA
(a)(b)(j)
(GBP Swap Semi 13 Year + 4.23%), 6.00% GBP 3,900 4,210,316
(EUR Swap Annual 5 Year + 3.37%), 2.88% EUR 1,200 1,048,724
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 349,159
(EUR Swap Annual 5 Year + 4.86%), 7.50% 1,200 1,276,268
(EUR Swap Annual 5 Year + 3.97%), 3.38% 3,600 2,776,456
9,660,923
Total Foreign Agency Obligations — 0.0%
(Cost: $14,294,814) .............................. 10,973,273
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(p)
........................ 2,350,000 173,030,500
Total Investment Companies — 0.9%
(Cost: $172,418,760) ............................. 173,030,500
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(e)(l)
................. USD 11,550 40,425
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)
.................. 5,500 19,250
Lehman Brothers Holdings, Inc.
(a)(d)
....... 7,598 —
Lehman Brothers Holdings, Inc.
(e)(l)
....... 5,675 19,862
79,537
Independent Power and Renewable Electricity Producers — 0.0%
GenOn Energy Holdings LLC., Escrow
(a)(d)(e)(l)
5,134 —
Media — 0.0%
Adelphia Communications Corp., Escrow
(a)(d)(e)(l)
325 —
Total Other Interests — 0.0%
(Cost: $—) .................................... 79,537
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.4%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(b)
.. EUR 800 814,621
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% ................. USD 12,335 10,745,265
JPMorgan Chase & Co.
Series FF, (SOFR 1 Day + 3.38%), 5.00% 10,732 9,819,036

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Series HH, (SOFR 1 Day + 3.13%), 4.60% USD 5,845 $ 5,150,906
PNC Financial Services Group, Inc. (The),
Series V, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.24%),
6.20% ........................ 19,049 18,615,635
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 15,010 13,137,728
58,283,191
Capital Markets — 0.3%
(a)(j)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 63,428 50,580,659
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 9,899 9,007,940
59,588,599
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)
(j)
............................ 10,625 8,992,734
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(j)
............ 34,000 27,825,260
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(c)(j)
..................... 15,109 13,748,181
Total Capital Trusts — 0.9%
(Cost: $197,101,360) ............................. 168,437,965
Shares
Shares
Preferred Stocks — 0.2%
Capital Markets — 0.1%
Verscend Intermediate Holding Corp., 12.25%
(d)
(j)
............................ 9,756 12,045,729
Insurance — 0.1%
Alliant Holdings I, Inc., 9.75%
(d)(j)
......... 20,162 18,367,398
Thrifts & Mortgage Finance — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $3,626,127)
(f)
................ 3,704,388 61,448
Security
Shares
Shares Value
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC
(r)
............... 235,644 $ 2,356,437
Total Preferred Stocks — 0.2%
(Cost: $68,614,819) .............................. 32,831,012
Total Preferred Securities — 1.1%
(Cost: $265,716,179) ............................. 201,268,977
Total Long-Term Investments — 96.5%
(Cost: $19,951,985,457) ........................... 18,053,106,949
Short-Term Securities
Money Market Funds — 2.1%
(p)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 392,580,230 392,580,230
SL Liquidity Series, LLC, Money Market Series,
4.49%
(t)
....................... 605,713 605,652
Total Short-Term Securities — 2.1%
(Cost: $393,185,537) ............................. 393,185,882
Total Options Purchased — 0.1%
(Cost: $9,768,105) .............................. 9,984,379
Total Investments Before Options Written and Investments Sold
Short — 98.7%
(Cost: $20,354,939,099 ) ........................... 18,456,277,210
Total Options Written — (0.0)%
(Premium Received — $(3,773,052)) .................. (2,212,763)
Investments Sold Short
(e)
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(e)
.................... (388) (2,910)
Total Common Stocks — (0.0)%
(Proceeds: $(5,919)) ............................. (2,910)
Total Investments Sold Short — (0.0)%
(Proceeds: $(5,919)) ............................. (2,910)
Total Investments Net of Options Written and Investments Sold
Short — 98.7%
(Cost: $20,351,160,128 ) ........................... 18,454,061,537
Other Assets Less Liabilities — 1.3% ................... 247,584,589
Net Assets — 100.0% ..............................
$ 18,701,646,126
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,755,940, representing 0.06% of its net assets as of period end, and an original cost of $25,489,433.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of this security is on loan.
(i)
Convertible security.
(j)
Perpetual security with no stated maturity date.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
All or a portion of the security is held by a wholly-owned subsidiary.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 921,378,283 $ — $ (528,798,053)
(a)
$ — $ — $ 392,580,230 392,580,230 $ 6,016,667 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 9,777,201 — (9,190,535)
(a)
19,402 (416) 605,652 605,713 204,991
(b)
—
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 984,087,335 (807,632,554) (4,036,021) 611,740 173,030,500 2,350,000 6,518,227 —
$ (4,016,619) $ 611,324 $ 566,216,382 $ 12,739,885 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
S&P 500 E-Mini Index ...................................................... 246 03/17/23 $ 47,490 $ 2,019,188
U.S. Treasury 10 Year Note ................................................... 1,805 03/22/23 202,414 1,203,441
U.S. Treasury Long Bond .................................................... 272 03/22/23 33,915 404,573
U.S. Treasury Ultra Bond .................................................... 2,671 03/22/23 356,662 1,301,523
U.S. Treasury 5 Year Note .................................................... 137 03/31/23 14,772 38,631
$ 4,967,356
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 61,327,883 GBP 50,150,000 Westpac Banking Corp. 03/15/23 $ 592,589
USD 350,286,500 EUR 327,071,000 Morgan Stanley & Co. International plc 03/15/23 (1,523,278)
USD 1,014,650 EUR 950,000 Standard Chartered Bank 03/15/23 (7,206)
(1,530,484)
$ (937,895)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 119 01/20/23 EUR 3,725.00 EUR 4,514 $ 57,513
SPDR S&P 500 ETF Trust ...................... 16,531 01/20/23 USD 380.00 USD 632,195 9,926,866
$ 9,984,379
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 119 01/20/23 EUR 3,550.00 EUR 4,514 $ (14,140)
SPDR S&P 500 ETF Trust ....................... 16,531 01/20/23 USD 360.00 USD 632,195 (2,198,623)
$ (2,212,763)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V1 ........... 5.00 % Quarterly 12/20/27 B+ USD 135,063 $ 701,754 $ (3,060,848) $ 3,762,602
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
Goldman Sachs
International 06/20/23 CCC+ EUR 810 $ (41,889) $ (44,851) $ 2,962
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 1,100 (56,887) (47,437) (9,450)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 1,140 (58,956) (100,085) 41,129
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 540 (27,926) (24,795) (3,131)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 CCC+ EUR 1,500 (77,573) (144,663) 67,090
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 (72,117) (211,253) 139,136
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 740 (23,596) (25,494) 1,898
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 229 (7,293) (7,999) 706
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 401 (12,795) (13,098) 303
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 CCC+ EUR 866 (109,119) (182,655) 73,536
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 5,176 (58,208) (76,916) 18,708
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 1,600 (43,188) (30,954) (12,234)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 41,094 88,973 (47,879)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 700 (106,293) (24,543) (81,750)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 543 (82,476) 19,149 (101,625)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,405 (213,345) 49,249 (262,594)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 528 (80,169) 19,686 (99,855)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 1,405 (213,345) 57,811 (271,156)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 1,220 116,018 88,132 27,886
Cellnex Telecom SA .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,800 227,014 143,828 83,186
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 2,820 106,115 116,522 (10,407)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 778 29,266 25,831 3,435
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 403 (31,759) (55,008) 23,249
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 1,637 (128,851) (261,708) 132,857
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 473 (37,265) (47,248) 9,983
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 237 (18,633) (23,624) 4,991
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/27 B- EUR 390 (74,671) (87,528) 12,857
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC- EUR 491 (127,098) (115,676) (11,422)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 295 (76,396) (68,461) (7,935)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 830 (214,734) (192,430) (22,304)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC- EUR 241 (62,309) (57,479) (4,830)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC- EUR 504 (130,397) (117,595) (12,802)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC- EUR 365 (94,545) (85,197) (9,348)
$ (1,762,326) $ (1,437,516) $ (324,810)

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/23 USD 50,000 $ 31,446 $ (156,738) $ 188,184
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/23 USD 89,406 139,637 (10,886) 150,523
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/23 USD 94,920 (2,438,522) (20,368) (2,418,154)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/23 USD 50,000 (48,920) (156,738) 107,818
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/23 USD 100,000 (1,167,828) (659,897) (507,931)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/23 USD 40,705 (522,590) (263,338) (259,252)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/23 USD 46,190 (703,616) (282,815) (420,801)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/23 USD 41,802 (591,961) (270,435) (321,526)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/23 USD 64,531 (2,023,511) (477,940) (1,545,571)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/23 USD 40,570 (804,941) (285,193) (519,748)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/23 USD 212,333 (2,866,541) (1,373,671) (1,492,870)
$ (10,997,347) $ (3,958,019) $ (7,039,328)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06%

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 17,866,466 $ — $ 17,866,466
Common Stocks
Auto Components ...................................... 124 — — 124
Building Products ....................................... 301,590 — — 301,590
Chemicals ............................................ 23,416,683 — — 23,416,683
Commercial Services & Supplies ............................. — — 3 3
Electrical Equipment ..................................... 24,683 10,694,492 — 10,719,175
Hotels, Restaurants & Leisure .............................. — — 1 1
IT Services ........................................... 4,648,319 — — 4,648,319
Media ............................................... 1,316,287 — — 1,316,287
Metals & Mining ........................................ 20,591,428 — — 20,591,428
Oil, Gas & Consumable Fuels ............................... 30,059,026 — 40,679 30,099,705
Road & Rail ........................................... 4,329,827 — — 4,329,827
Semiconductors & Semiconductor Equipment .................... 2,746 — — 2,746
Software ............................................. 9,932,958 — — 9,932,958
Corporate Bonds
Aerospace & Defense .................................... — 797,586,723 — 797,586,723
Airlines .............................................. — 332,172,333 — 332,172,333
Auto Components ...................................... — 303,722,972 — 303,722,972
Automobiles .......................................... — 82,338,207 — 82,338,207
Banks ............................................... — 195,633,852 — 195,633,852
Biotechnology ......................................... — 4,061,510 — 4,061,510
Building Products ....................................... — 153,736,350 — 153,736,350
Capital Markets ........................................ — 174,561,552 — 174,561,552
Chemicals ............................................ — 396,212,408 — 396,212,408
Commercial Services & Supplies ............................. — 570,578,500 — 570,578,500
Communications Equipment ................................ — 140,817,384 — 140,817,384
Construction & Engineering ................................ — 37,907,113 — 37,907,113
Consumer Finance ...................................... — 259,073,756 — 259,073,756
Containers & Packaging .................................. — 357,590,154 — 357,590,154
Distributors ........................................... — 23,278,402 — 23,278,402
Diversified Consumer Services .............................. — 92,754,165 — 92,754,165
Diversified Financial Services ............................... — 171,706,410 — 171,706,410
Diversified Telecommunication Services ........................ — 1,023,090,400 — 1,023,090,400

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Electric Utilities ........................................ $ — $ 125,757,005 $ — $ 125,757,005
Electrical Equipment ..................................... — 55,857,683 — 55,857,683
Electronic Equipment, Instruments & Components ................. — 88,651,841 — 88,651,841
Energy Equipment & Services .............................. — 224,866,233 — 224,866,233
Entertainment ......................................... — 241,517,797 — 241,517,797
Equity Real Estate Investment Trusts (REITs) .................... — 413,617,596 — 413,617,596
Food & Staples Retailing .................................. — 119,758,876 — 119,758,876
Food Products ......................................... — 271,653,170 — 271,653,170
Gas Utilities ........................................... — 5,896,150 — 5,896,150
Health Care Equipment & Supplies ........................... — 135,870,456 — 135,870,456
Health Care Providers & Services ............................ — 507,528,693 — 507,528,693
Health Care Technology .................................. — 76,618,801 — 76,618,801
Hotels, Restaurants & Leisure .............................. — 928,432,122 — 928,432,122
Household Durables ..................................... — 130,958,016 — 130,958,016
Household Products ..................................... — 22,930,698 — 22,930,698
Independent Power and Renewable Electricity Producers ............ — 59,989,850 — 59,989,850
Insurance ............................................ — 489,434,518 — 489,434,518
Internet & Direct Marketing Retail ............................ — 46,693,136 — 46,693,136
IT Services ........................................... — 359,351,261 — 359,351,261
Leisure Products ....................................... — 35,573,004 — 35,573,004
Life Sciences Tools & Services .............................. — 31,935,785 — 31,935,785
Machinery ............................................ — 255,924,081 — 255,924,081
Marine .............................................. — 11,512,666 — 11,512,666
Media ............................................... — 1,041,972,609 — 1,041,972,609
Metals & Mining ........................................ — 395,107,897 — 395,107,897
Mortgage Real Estate Investment Trusts (REITs) .................. — 11,310,036 — 11,310,036
Multiline Retail ......................................... — 12,196,662 — 12,196,662
Oil, Gas & Consumable Fuels ............................... — 2,120,809,363 — 2,120,809,363
Personal Products ...................................... — 10,897,705 — 10,897,705
Pharmaceuticals ....................................... — 117,486,716 — 117,486,716
Professional Services .................................... — 71,759,200 — 71,759,200
Real Estate Management & Development ....................... — 64,442,031 — 64,442,031
Road & Rail ........................................... — 244,170,363 — 244,170,363
Semiconductors & Semiconductor Equipment .................... — 236,489,183 — 236,489,183
Software ............................................. — 788,659,496 — 788,659,496
Specialty Retail ........................................ — 320,790,185 — 320,790,185
Textiles, Apparel & Luxury Goods ............................ — 31,579,550 — 31,579,550
Thrifts & Mortgage Finance ................................ — 72,487,273 — 72,487,273
Trading Companies & Distributors ............................ — 202,785,663 — 202,785,663
Transportation Infrastructure ............................... — 1,626,228 — 1,626,228
Water Utilities ......................................... — 793,969 — 793,969
Wireless Telecommunication Services ......................... — 140,735,313 — 140,735,313
Floating Rate Loan Interests
Aerospace & Defense .................................... — 80,656,152 — 80,656,152
Airlines .............................................. — 118,315,835 — 118,315,835
Auto Components ...................................... — 1,925,619 — 1,925,619
Beverages ........................................... — 1,522,780 — 1,522,780
Capital Markets ........................................ — 11,252,715 — 11,252,715
Chemicals ............................................ — 76,024,684 — 76,024,684
Commercial Services & Supplies ............................. — 28,074,025 9,040,320 37,114,345
Construction & Engineering ................................ — 115,931,572 — 115,931,572
Containers & Packaging .................................. — 19,055,261 — 19,055,261
Diversified Consumer Services .............................. — 28,404,287 — 28,404,287
Diversified Financial Services ............................... — 28,705,788 — 28,705,788
Diversified Telecommunication Services ........................ — 63,260,241 — 63,260,241
Energy Equipment & Services .............................. — — 473,604 473,604
Entertainment ......................................... — 8,044,931 — 8,044,931
Food Products ......................................... — 2,739,280 — 2,739,280
Health Care Equipment & Supplies ........................... — 17,544,647 — 17,544,647
Health Care Providers & Services ............................ — 22,035,658 — 22,035,658
Health Care Technology .................................. — 148,397,888 62,321,451 210,719,339
Hotels, Restaurants & Leisure .............................. — 24,282,276 — 24,282,276
Household Durables ..................................... — 32,106,900 — 32,106,900
Insurance ............................................ — 26,210,577 — 26,210,577
Fair Value Hierarchy as of Period End (continued)

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ — $ 12,551,676 $ — $ 12,551,676
Internet & Direct Marketing Retail ............................ — 4,487,393 — 4,487,393
IT Services ........................................... — 34,772,249 — 34,772,249
Leisure Products ....................................... — 5,753,083 — 5,753,083
Machinery ............................................ — 64,675,724 — 64,675,724
Media ............................................... — 124,024,458 279,069 124,303,527
Oil, Gas & Consumable Fuels ............................... — 175,286,315 — 175,286,315
Professional Services .................................... — 23,298,619 — 23,298,619
Road & Rail ........................................... — 7,233,921 — 7,233,921
Software ............................................. — 372,096,620 61,239,235 433,335,855
Specialty Retail ........................................ — 5,100,027 — 5,100,027
Textiles, Apparel & Luxury Goods ............................ — 20,352,162 — 20,352,162
Trading Companies & Distributors ............................ — 13,248,453 — 13,248,453
Transportation Infrastructure ............................... — 40,083,741 — 40,083,741
Wireless Telecommunication Services ......................... — 10,469,043 — 10,469,043
Foreign Agency Obligations ................................. — 10,973,273 — 10,973,273
Investment Companies .................................... 173,030,500 — — 173,030,500
Other Interests .......................................... — 79,537 — 79,537
Preferred Securities
Banks ............................................... — 58,283,191 — 58,283,191
Capital Markets ........................................ — 59,588,599 12,045,729 71,634,328
Consumer Finance ...................................... — 8,992,734 — 8,992,734
Electric Utilities ........................................ — 27,825,260 — 27,825,260
Independent Power and Renewable Electricity Producers ............ — 13,748,181 — 13,748,181
Insurance ............................................ — — 18,367,398 18,367,398
Wireless Telecommunication Services ......................... — 2,356,437 — 2,356,437
Short-Term Securities
Money Market Funds ...................................... 392,580,230 — — 392,580,230
Options Purchased
Equity contracts .......................................... 9,984,379 — — 9,984,379
Liabilities
Investment Sold Short
Common Stocks ......................................... (2,910) — — (2,910)
Unfunded Floating Rate Loan Interests
(a)
.............................. — (943,434) — (943,434)
$ 670,215,870 $ 17,620,640,407 $ 163,807,489 $ 18,454,663,766
Investments Valued at NAV
(b)
..................................... 667,100
$ —
$ 18,455,330,866
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 4,406,514 $ — $ 4,406,514
Equity contracts ........................................... 2,019,188 — — 2,019,188
Foreign currency exchange contracts ............................ — 592,589 — 592,589
Interest rate contracts ....................................... 2,948,168 446,525 — 3,394,693
Liabilities
Credit contracts ........................................... — (968,722) — (968,722)
Equity contracts ........................................... (2,212,763) — — (2,212,763)
Foreign currency exchange contracts ............................ — (1,530,484) — (1,530,484)
Interest rate contracts ....................................... — (7,485,853) — (7,485,853)
$ 2,754,593 $ (4,539,431) $ — $ (1,784,838)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets
Opening balance, as of September 30, 2022 ...................................................... $ 40,681 $ 78,403 $ 219,581,388 $ 29,150,143 $ 248,850,615
Transfers into Level 3 .................................................................... — — 5,442,642 — 5,442,642
Transfers out of Level 3 ................................................................... — (78,403) (94,295,416) — (94,373,819)
Accrued discounts/premiums ................................................................ — — 46,338 — 46,338
Net realized loss ........................................................................ — — (734,529) — (734,529)
Net change in unrealized appreciation (depreciation)
(a)
............................................... 2 — (1,315,409) 1,262,984 (52,423)
Purchases ............................................................................ — — 11,554,422 — 11,554,422
Sales ............................................................................... — — (6,925,757) — (6,925,757)
Closing balance, as of December 31, 2022 .......................................................
$ 40,683 $ — $ 133,353,679 $ 30,413,127 $ 163,807,489
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022
(a)
................
$ 2 $ — $ (1,325,464) $ 1,262,984 $ (62,4 78 )
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts